UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT
                                   PROSPECTUS

This prospectus describes a group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) (the "Company," "us" or "we") designed to fund plans ("Plans") established under section 401 of the Internal Revenue Code of 1986, as amended (the "Code") that have entered into an agreement for administrative services with a third party administrator ("TPA"). These services are separate and distinct from the Contract. A separate fee is payable to the TPA by the Plan in connection with these administrative services. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Company is not a party to the Plan.

Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available for Contracts through MetLife of CT Separate Account QPN for Variable Annuities (formerly, Travelers Separate Account QPN for Variable Annuities) purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2                          MET INVESTORS SERIES TRUST
  American Funds Global Growth Fund                                   Batterymarch Mid-Cap Stock Portfolio -- Class A+
  American Funds Growth Fund                                          Federated High Yield Portfolio -- Class A+
  American Funds Growth-Income Fund                                   Harris Oakmark International Portfolio -- Class A+
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES                    Janus Capital Appreciation Portfolio -- Class A+
  Dreyfus Variable Investment Fund  Appreciation Portfolio            Lord Abbett Bond Debenture Portfolio -- Class A+
  Dreyfus Variable Investment Fund  Developing Leaders Portfolio      Lord Abbett Growth and Income Portfolio -- Class B+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  Mercury Large-Cap Core Portfolio -- Class A+
  Franklin Small-Mid Cap Growth Securities Fund -- Class 2            Met/AIM Capital Appreciation Portfolio -- Class A+
  Templeton Developing Markets Securities Fund- Class 2               MFS(R) Value Portfolio -- Class A+
  Templeton Foreign Securities Fund -- Class 2                        Neuberger Berman Real Estate Portfolio -- Class A+
JANUS ASPEN SERIES -- SERVICE SHARES                                  Pioneer Fund Portfolio -- Class A+
  Mid Cap Growth Portfolio                                            Pioneer Strategic Income Portfolio -- Class A+
LAZARD RETIREMENT SERIES, INC.                                      METLIFE INVESTMENT FUNDS, INC.
  Lazard Retirement Small Cap Portfolio                               MetLife Investment Diversified Bond Fund -- Class I+
LEGG MASON PARTNERS INVESTMENT SERIES                                 MetLife Investment International Stock Fund -- Class I+
  Legg Mason Partners Variable Growth and Income Portfolio+           MetLife Investment Large Company Stock Fund -- Class I+
  Legg Mason Partners Variable Premier Selections All Cap Growth      MetLife Investment Small Company Stock Fund -- Class I+
    Portfolio+                                                      METROPOLITAN SERIES FUND, INC.
LEGG MASON PARTNERS INVESTMENT FUNDS, INC.                            BlackRock Aggressive Growth Portfolio -- Class D+
  Legg Mason Partners Investment Grade Bond Fund -- Class A +         BlackRock Bond Income Portfolio -- Class A+
  Legg Mason Partners Small Cap Value Fund -- Class A+                FI Large Cap Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.                       FI Value Leaders Portfolio -- Class D+
  Legg  Mason Partners Variable All Cap Portfolio -- Class 1+         MFS(R) Total Return Portfolio -- Class F+
  Legg Mason Partners Variable High Yield Bond Portfolio --           T. Rowe Price Large Cap Growth Portfolio -- Class B+
    Class 1+                                                          Western Asset Management U.S. Government Portfolio -- Class A+
  Legg Mason Partners Variable Investors Portfolio -- Class 1+      PIMCO VARIABLE INSURANCE TRUST
  Legg Mason Partners Variable Total Return Portfolio -- Class 1+     Total Return Portfolio -- Administrative Class
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II                          PUTNAM VARIABLE TRUST -- CLASS IB
  Legg Mason Partners Variable Appreciation Portfolio+                Putnam VT Small Cap Value Fund
  Legg Mason Partners Variable Diversified Strategic Income         TEMPLETON GROWTH FUND, INC. -- CLASS A
    Portfolio+                                                      VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Legg Mason Partners Variable Equity Index Portfolio --              Van Kampen Life Investment Trust
    Class II+                                                           Comstock Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.                     Van Kampen Life Investment Trust
  Legg Mason Partners Variable Adjustable Rate Income Portfolio+      Emerging Growth Portfolio
  Legg Mason Partners Variable Aggressive Growth Portfolio+         VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
  Legg Mason Partners Variable Large Cap Growth Portfolio+            VIP Contrafund(R) PortfoliO
  Legg Mason Partners Variable Money Market Portfolio+              VIP Mid Cap Portfolio
  Legg Mason Partners Variable Social Awareness Stock Portfolio+    METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V                           PORTFOLIOS --CLASS B
  Legg Mason Partners Variable Small Cap Growth Opportunities         MetLife Conservative Allocation Portfolio
    Portfolio+                                                        MetLife Conservative to Moderate Allocation Portfolio
LORD ABBETT SERIES FUND, INC.                                         MetLife Moderate Allocation Portfolio
  Lord Abbett Growth and Income Series Fund -- Class VC               MetLife Moderate to Aggressive Allocation Portfolio
  Lord Abbett Mid-Cap Value Series Fund -- Class VC                   MetLife Aggressive Allocation Portfolio

(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see Appendix B -- "Additional Information Regarding the Underlying Funds"

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated August 2, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, Hartford, CT 06103-3415, call 1-800-233-3591, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents. More information about the Funding Options may be found in the prospectuses for the Funding Options.

                        PROSPECTUS DATED: AUGUST 2, 2006

                                TABLE OF CONTENTS

Glossary...............................................     3     The Annuity Period.........................................    29
Summary................................................     5        Maturity Date (Annuity Commencement Date)...............    29
Fee Table..............................................     7        Allocation of Annuity...................................    30
Condensed Financial Information........................    15        Variable Annuity........................................    30
The Annuity Contract...................................    15        Determination of First Annuity Payment..................    30
   General.............................................    15        Determination of Second and Subsequent
   Contract Owner Inquiries............................    15          Annuity Payments......................................    30
   Unallocated Contracts...............................    15        Fixed Annuity...........................................    30
   Purchase Payments...................................    16        Election of Options.....................................    31
   Crediting Purchase Payments.........................    16        Misstatement............................................    31
   Accumulation Units..................................    16        Retired Life Certificate................................    31
   Account Value.......................................    16        Allocation of Cash Surrender Value During the
   The Variable Funding Options........................    16          Annuity Period........................................    31
Charges and Deductions Under the Contract..............    22        Annuity Options.........................................    31
   General.............................................    22        Variable Liquidity Benefit..............................    32
   Sales Loads.........................................    23     Miscellaneous Contract Provisions..........................    33
   Daily Asset Charge..................................    24        Contract Termination....................................    33
   Variable Liquidity Benefit Charge...................    24        Suspension of Payments..................................    33
   Funding Option Charges..............................    25     The Separate Account.......................................    33
   Premium Tax.........................................    25        Performance Information.................................    34
   Changes in Taxes Based upon Premium or                         Federal Tax Considerations.................................    34
     Value.............................................    25        General Taxation of Annuities...........................    34
   TPA Administrative Charges..........................    25        Qualified Annuity Contracts.............................    35
Transfers..............................................    26        Taxation of Qualified Annuity Contracts.................    35
   Transfers of Cash Value between Funding Options.....    26        Mandatory Distributions for Qualified Plans.............    36
   Market Timing/ Excessive Trading....................    26        Designated Roth Accounts................................    36
   Transfers from Funding Options to Contracts Not                   Penalty Tax for  Premature Distributions................    38
     Issued by Us......................................    28     Other Tax Considerations...................................    38
   Transfers to or from Other Contracts Issued by Us...    28        Non-Resident Aliens.....................................    38
   Transfers from Contracts Not Issued by Us...........    28        Hurricane Relief......................................      39
Access to Your Money...................................    28     Other Information..........................................    39
Ownership Provisions...................................    28        The Insurance Company...................................    39
   Types of Ownership..................................    28        Financial Statements....................................    39
   Contract Owner......................................    28        Distribution of the Contracts...........................    39
   Beneficiary.........................................    29        Conformity with State and Federal Laws..................    40
Death Benefit..........................................    29        Voting Rights...........................................    40
   Death Benefits Prior to the Annuity                               Contract Modification...................................    40
     Commencement Date.................................    29        Postponement of Payment (the "Procedure")...............    41
                                                                     Restrictions on Financial Transactions..................    41
                                                                  Legal Proceedings .........................................    41
                                                                  Appendix A -- Condensed Financial Information..............   A-1
                                                                  Appendix B -- Additional Information Regarding
                                                                     the Underlying Funds....................................   B-1
                                                                  Appendix C -- Portfolios Legal and Marketing
                                                                     Names...................................................   C-1
                                                                  Appendix D -- Contents of the Statements of
                                                                     Additional Information..................................   D-1

                                    GLOSSARY

ACCUMULATION PERIOD -- The period before the commencement of Annuity payments.

ACCUMULATION UNIT -- An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUITANT -- A person on whose life the Annuity payments are to be made under a Contract.

ANNUITY -- Payment of income for a stated period or amount.

ANNUITY COMMENCEMENT DATE -- The date on which Annuity payments are to begin.

ANNUITY PERIOD -- The period following commencement of Annuity payments.

BENEFICIARY(IES) -- The person(s) or trustee designated to receive contract values in the event of a Participant's or Annuitant's death.

CASH SURRENDER VALUE -- The Cash Value less any amounts deducted upon surrender.

CASH VALUE -- The value of the Accumulation Units in Your Account less any reductions for administrative charges. Sometimes referred to as "Account Value."

CODE -- The Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- Any investment option under the Plan, which in our opinion, consists primarily of fixed income securities and/or money market instruments.

CONTRACT DATE -- The date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT OWNER (YOU, YOUR) -- The Trustee or entity owning the Contract.

CONTRACT YEAR -- The twelve month period commencing with the Contract Date or with any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

INSURANCE COMMISSIONS DISCLOSURE FORM -- The document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the contract sale.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the plan administrator.

FIXED ACCOUNT -- Part of the General Account of the Company.

FIXED ANNUITY -- An Annuity with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- The variable investment options to which Purchase Payments under the Contract may be allocated.

GENERAL ACCOUNT -- The Company's General Account in which amounts are held if directed to the Fixed Account during the Accumulation Period and in which reserves are maintained for Fixed Annuities during the Annuity Period.

HOME OFFICE -- MetLife Insurance Company of Connecticut, One Cityplace, Hartford, CT 06103, or any other office that we may designate for the purpose of administering this contract.

MATURITY DATE -- The date on which the Annuity payments are to begin.

PARTICIPANT -- An eligible person who is a member in the Plan.

PURCHASE PAYMENTS -- Payments made to the Contract.

PLAN -- An employer's retirement plan that qualifies for special tax treatment under section 401 of the Code.

SEPARATE ACCOUNT -- MetLife of CT Separate Account QPN for Variable Annuities. A segregated account exempt from registration with the Securities and Exchange Commission pursuant to Section 3(c)(11) of the Investment Company Act of 1940, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- The portion of the assets of the Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") The entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which the Subaccounts invest.

VALUATION DATE -- A day on which the New York Stock Exchange is open for business. The value of the Separate Account is determined at the close of the New York Stock Exchange on such days.

VALUATION PERIOD -- The Period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- Instructions in a written form, satisfactory to us, and received at the Home Office.

YOUR ACCOUNT -- Accumulation Units credited under this Contract.

                                    SUMMARY:
                  UNALLOCATED GROUP VARIABLE ANNUITY CONTRACTS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by MetLife Insurance Company of Connecticut are designed for use in conjunction with certain qualified plans including tax-qualified pension or profit sharing plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the involvement of the Third Party Administrator, the unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.

The Contracts are issued on an unallocated basis. They are designed only for use with certain Plans where the employer has secured the services of a Third Party Administrator whose services are separate and distinct from the Contracts. The Contracts are designed for use with Plans that secure the services of a TPA that we have agreed may administer these Contracts. (The Contracts are not designed for use with Plans that secure the services of any other third party administrator.) If you purchase a Contract and later wish to terminate the TPA services provided by the TPA you must also terminate the Contract.

All Purchase Payments are allocated among the available Funding Options under the Contract, as directed by the Contract Owner. There are not individual allocations for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, pre tax contributions accumulate on a tax deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase of amounts attributable to a Participant, you may elect Annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect for a Participant to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options attributable to a Participant and payments begin, it cannot be changed. During the payout phase, those amounts will be allocated to the same investment choices as during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The contract is issued to a Plan trustee. Where we refer to "you," we are referring to the Plan trustee. The Contracts are issued on an unallocated basis, and provide for fixed (General Account) and variable (Separate Account) accumulations and annuity payouts. Where we refer to your Contract, we are referring to a group unallocated Contract. We hold all Purchase Payments under the Contract at your direction. As Contract Owner, you have all rights in and obligations of the Contract. There are no individual accounts under the Contract for individual participants in the Plan. We will take direction only from you or your designee regarding the Contract. Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you. Your retirement plan provisions supercede the prospectus. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on which Subaccounts you select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, you (or for allocated Contracts, Participants) may make or lose money in any of these Funding Options.

You can transfer among the variable Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the variable Funding Options at least once every six months, provided you transfer no more than 20% of the Fixed Account value out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) daily of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts you direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If you withdraw all amounts under the Contract, or if you begin receiving annuity/income payments, we may be required by your state to deduct a premium tax. For Contracts issued on or after May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before tax dollars. Generally, Participants will be taxed on Purchase Payments attributable to them and on any earnings upon a withdrawal or receipt of Annuity payments. If a Participant is younger than age 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments of amounts attributable to them or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? If provided by the Contract, a death benefit is provided in the event of death of the Participant prior to the earlier of the Participant's 75th birthday or the Annuity Commencement Date. Death benefits may not be available in all jurisdictions.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit Values.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Account Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES

SURRENDER CHARGE:  ..................................................5% (1), (2)
As a percentage of amount surrendered

VARIABLE LIQUIDITY BENEFIT CHARGE:...................................5%(3)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

(1) For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:

                          CONTRACT YEAR
   -----------------------------------------------
     GREATER THAN OR EQUAL TO      BUT LESS THAN         SURRENDER CHARGE
   ----------------------------  -----------------     --------------------
              0 years                 1 years                   5%
              1 years                 2 years                   4%
              2 years                 3 years                   3%
              3 years                 4 years                   2%
              4 years                 5 years                   1%
             5 + years                                          0%

(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:

                          CONTRACT YEAR
   -----------------------------------------------
     GREATER THAN OR EQUAL TO      BUT LESS THAN         SURRENDER CHARGE
   ----------------------------  -----------------     --------------------
              0 years                 2 years                   5%
              2 years                 4 years                   4%
              4 years                 6 years                   3%
              6 years                 8 years                   2%
             8+ years                                           0%

(3) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity payments. For Contracts issued on or after May 24, 2005, the charge is as follows:

                          CONTRACT YEAR
   -----------------------------------------------
     GREATER THAN OR EQUAL TO      BUT LESS THAN         WITHDRAWAL CHARGE
   ----------------------------  -----------------     ---------------------
             0 years                  1 years                   5%
             1 years                  2 years                   4%
             2 years                  3 years                   3%
             3 years                  4 years                   2%
             4 years                  5 years                   1%
             5+ years                                           0%

For Contracts issued before May 24, 2005, the charge is as follows:

                          CONTRACT YEAR
   -----------------------------------------------
     GREATER THAN OR EQUAL TO      BUT LESS THAN        WITHDRAWAL CHARGE
   ----------------------------  -----------------    ---------------------
             0 years                 2 years                    5%
             2 years                 4 years                    4%
             4 years                 6 years                    3%
             6 years                 8 years                    2%
             8+ years                                           0%

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(4)

       AGGREGATE CONTRACT ASSETS           TOTAL ANNUAL DAILY ASSET CHARGE
  -----------------------------------  ---------------------------------------
           $0 -- $499,999.99                            1.50%
        $500,000 -- $999,999.99                         1.30%
      $1,000,000 -- $1,999,999.99                       1.20%
      $2,000,000 -- $2,999,999.99                       1.10%
      $3,000,000 -- $3,999,999.99                       1.00%
          $4,000,000 and over                           0.85%

We may reduce or eliminate the surrender charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.

(4)  We are waiving the following amounts of the M&E charge on these
     Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling your TPA at 1- 800-519-9117.

Minimum and Maximum Total Annual Underlying Fund Operating Expenses

                                                          MINIMUM      MAXIMUM
                                                        -----------  -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)...   0.47%        2.01%


UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                            DISTRIBUTION                               CONTRACTUAL      NET TOTAL
                                                               AND/OR                  TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                             MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE    OPERATING
 UNDERLYING FUND:                               FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES**
 -------------------                       ------------- ----------------- ---------- -------------- ---------------- --------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global
     Growth Fund -- Class 2* ..............    0.58%            0.25%         0.04%        0.87%               --        0.87%

                                                            DISTRIBUTION                               CONTRACTUAL      NET TOTAL
                                                               AND/OR                  TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                             MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE    OPERATING
 UNDERLYING FUND:                               FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES**
 -------------------                       ------------- ----------------- ---------- -------------- ---------------- --------------
   American Funds Growth Fund --
     Class 2* .............................    0.33%            0.25%         0.02%        0.60%               --        0.60%
   American Funds
     Growth-Income Fund -- Class 2* .......    0.28%            0.25%         0.01%        0.54%               --        0.54%
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund
     Appreciation Portfolio --
     Initial Shares .......................    0.75%              --          0.05%        0.80%               --        0.80%
   Dreyfus Variable Investment Fund
     Developing Leaders Portfolio --
     Initial Shares .......................    0.75%              --          0.06%        0.81%               --        0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small-Mid Cap
     Growth Securities Fund -- Class 2* ...    0.48%            0.25%         0.28%        1.01%             0.02%       0.99%(1)(2)
   Templeton Developing Markets
     Securities Fund -- Class 2* ..........    1.24%            0.25%         0.29%        1.78%               --        1.78%
   Templeton Foreign Securities Fund --
     Class 2* .............................    0.65%            0.25%         0.17%        1.07%             0.05%       1.02%(2)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares* ......................    0.64%            0.25%         0.03%        0.92%               --        0.92%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio* .......................    0.75%            0.25%         0.22%        1.22%               --        1.22%(13)
LEGG MASON PARTNERS INVESTMENT FUNDS, INC.
   Legg Mason Partners
     Investment Grade Bond Fund --
     Class A* .............................    0.63%            0.25%         0.17%        1.05%               --        1.05%
   Legg Mason Partners
     Small Cap Value Fund -- Class A* .....    0.75%            0.25%         0.18%        1.18%               --        1.18%
LEGG MASON PARTNERS INVESTMENT SERIES
Legg Mason Partners
   Variable Growth and
   Income Portfolio++ .....................    0.65%              --          0.13%        0.78%               --        0.78%
Legg Mason Partners
   Variable Premier Selections All Cap
   Growth Portfolio++ .....................    0.75%              --          0.19%        0.94%               --        0.94%(3)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC
Legg Mason Partners
   Variable All Cap Portfolio -- Class I ..    0.75%              --          0.07%        0.82%               --        0.82%
Legg Mason Partners
   Variable High Yield Bond Portfolio --
     Class I ..............................    0.80%              --          0.30%        1.10%               --        1.10%(3)

                                                            DISTRIBUTION                               CONTRACTUAL      NET TOTAL
                                                               AND/OR                  TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                             MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE    OPERATING
 UNDERLYING FUND:                               FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES**
 -------------------                       ------------- ----------------- ---------- -------------- ---------------- --------------
   Legg Mason Partners ...................     0.65%              --          0.06%        0.71%               --        0.71%
     Variable Investors Portfolio --
     Class I
   Legg Mason Partners
     Variable Total Return Portfolio --
     Class I .............................     0.75%              --          0.18%        0.93%               --        0.93%(3)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation Portfolio .....     0.70%              --          0.02%        0.72%               --        0.72%
   Legg Mason Partners
     Variable Diversified
     Strategic Income Portfolio ..........     0.65%              --          0.12%        0.77%               --        0.77%
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II* ..............     0.31%            0.25%         0.03%        0.59%               --        0.59%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable Rate
     Income Portfolio*++ .................     0.55%            0.25%         0.28%        1.08%               --        1.08%(5)
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++ ..................     0.75%              --          0.02%        0.77%               --        0.77%(5)
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++ ..................     0.75%              --          0.04%        0.79%               --        0.79%(5)
   Legg Mason Partners
     Variable Money Market Portfolio++ ...     0.45%              --          0.02%        0.47%               --        0.47%(5)
   Legg Mason Partners
     Variable Social Awareness
     Stock Portfolio++ ...................     0.71%              --          0.04%        0.75%               --        0.75%(6)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap Growth
     Opportunities Portfolio .............     0.75%              --          0.30%        1.05%               --        1.05%
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio - Class VC ................     0.48%              --          0.41%        0.89%               --        0.89%(14)
   Mid-Cap Value Portfolio -- Class VC ...     0.74%              --          0.38%        1.12%               --        1.12%(14)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock
     Portfolio -- Class A ................     0.70%              --          0.10%        0.80%               --        0.80%(15)
   Federated High Yield Portfolio --
     Class A .............................     0.60%              --          0.21%        0.81%               --        0.81%(15))
   Harris Oakmark International
     Portfolio -- Class A ................     0.82%              --          0.13%        0.95%               --        0.95%
   Janus Capital Appreciation
     Portfolio -- Class A ................     0.65%              --          0.09%        0.74%               --        0.74%(15)

                                                            DISTRIBUTION                               CONTRACTUAL      NET TOTAL
                                                               AND/OR                  TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                             MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE    OPERATING
 UNDERLYING FUND:                               FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES**
 -------------------                       ------------- ----------------- ---------- -------------- ---------------- --------------
   Lord Abbett Bond Debenture
     Portfolio -- Class A ................     0.51%              --          0.05%        0.56%              --        0.56%
   Lord Abbett Growth and Income
     Portfolio -- Class B* ...............     0.50%            0.25%         0.04%        0.79%              --        0.79%(14)
   Mercury Large-Cap Core Portfolio --
     Class A .............................     0.78%              --          0.12%        0.90%              --        0.90%(15)
   Met/AIM Capital Appreciation
     Portfolio -- Class A ................     0.76%              --          0.05%        0.81%              --        0.81%(7)(15)
   MFS(R) Value Portfolio -- Class A .....     0.73%              --          0.24%        0.97%              --        0.97%(15)
   Neuberger Berman Real Estate
     Portfolio -- Class A ................     0.67%              --          0.03%        0.70%              --        0.70%
   Pioneer Fund Portfolio -- Class A .....     0.75%              --          0.28%        1.03%            0.03%       1.00%(15)
   Pioneer Strategic Income
     Portfolio -- Class A ................     0.73%              --          0.09%        0.82%              --        0.82%(15)
METLIFE INVESTMENT FUNDS, INC.
   MetLife Investment Diversified Bond
     Fund -- Class I .....................     0.41%              --          0.11%        0.52%              --        0.52%(8)
   MetLife Investment International
     Stock Fund -- Class I ...............     0.73%              --          0.19%        0.92%              --        0.92%(8)
   MetLife Investment Large Company
     Stock Fund -- Class I ...............     0.53%              --          0.11%        0.64%              --        0.64%
   MetLife Investment Small Company
     Stock Fund -- Class I ...............     0.64%              --          0.15%        0.79%              --        0.79%(8)
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth
     Portfolio -- Class D* ...............     0.73%            0.10%         0.06%        0.89%              --        0.89%
   BlackRock Bond Income Portfolio --
     Class A .............................     0.40%              --          0.07%        0.47%              --        0.47%(9)
   FI Large Cap Portfolio -- Class A .....     0.80%              --          0.06%        0.86%              --        0.86%(10)(
   FI Value Leaders Portfo1lio --
     Class D* ............................     0.66%            0.10%         0.07%        0.83%              --        0.83%
   MFS(R) Total Return Portfolio --
     Class F* ............................     0.57%            0.20%         0.16%        0.93%              --        0.93%(12)
   T. Rowe Price Large Cap Growth
     Portfolio -- Class B* ...............     0.60%            0.25%         0.12%        0.97%              --        0.97%(11)
   Western Asset Management
     U.S. Government Portfolio --
     Class A .............................     0.54%              --          0.07%        0.61%              --        0.61%
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --
     Administrative Class* ...............     0.25%              --          0.40%        0.65%              --        0.65%

                                                            DISTRIBUTION                               CONTRACTUAL      NET TOTAL
                                                               AND/OR                  TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                             MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE    OPERATING
 UNDERLYING FUND:                               FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES**
 -------------------                       ------------- ----------------- ---------- -------------- ---------------- --------------
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund --
     Class IB* ...........................     0.76%            0.25%         0.08%        1.09%               --        1.09%
   TEMPLETON GROWTH FUND, INC. --
     CLASS A .............................     0.58%            0.25%         0.23%        1.06%               --        1.06%
VAN KAMPEN LIFE INVESTMENT TRUST
   Van Kampen Life Investment
     Trust Comstock Portfolio
     Class II* ...........................     0.56%            0.25%         0.03%        0.84%               --        0.84%
   Van Kampen Life Investment
     Trust Emerging Growth
     Portfolio Class II* .................     0.70%            0.25%         0.07%        1.02%               --        1.02%
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --
     Service Class 2* ....................     0.57%            0.25%         0.09%        0.91%               --        0.91%
   VIP Mid Cap Portfolio --
     Service Class 2* ....................     0.57%            0.25%         0.12%        0.94%               --        0.94%

ASSET ALLOCATION PORTFOLIOS:

                                                                                                                        NET TOTAL
                                                                                                                          ANNUAL
                                                                                                                        OPERATING
                                                   DISTRIBUTION                                                         EXPENSES
                                                      AND/OR                             CONTRACTUAL FEE   NET TOTAL  INCLUDING NET
                                                      SERVICE              TOTAL ANNUAL      WAIVER         ANNUAL     EXPENSES OF
                                       MANAGEMENT     (12b-1)     OTHER      OPERATING   AND/OR EXPENSE    OPERATING   UNDERLYING
UNDERLYING FUND:                          FEE          FEES      EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**   PORTFOLIOS
--------------------                 ------------- ------------ ---------- ------------ ---------------- ------------ --------------
  METROPOLITAN SERIES FUND, INC.
  MetLife Conservative Allocation
    Portfolio -- Class B *...........    0.10%         0.25%      0.95%        1.30%          0.95%          0.35%     0.98%(a)(b)
  MetLife Conservative to Moderate
    Allocation Portfolio -- Class B*     0.10%         0.25%      0.31%        0.66%          0.31%          0.35%     1.00%(a)(b)
  MetLife Moderate Allocation
    Portfolio -- Class B*............    0.10%         0.25%      0.19%        0.54%          0.19%          0.35%     1.04%(a)(b)
  MetLife Moderate to Aggressive
    Allocation Portfolio -- Class B*     0.10%         0.25%      0.24%        0.59%          0.24%          0.35%     1.06%(a)(b)
  MetLife Aggressive Allocation
    Portfolio -- Class B*............    0.10%         0.25%      1.66%        2.01%          1.66%          0.35%     1.07%(a)(b)

(a) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(b) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the
     Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission

(3) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on October 1, 2005.

(4) Management has agreed to cap the Smith Barney Shares' net annual operating expenses at 0.59%. Management may not discontinue or modify this cap without the approval of the fund's trustees.

(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(6) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.

(7) Met Investors Advisory LLC ("Met Investors Advisory") and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.

(8)  Expense information in the table has been restated to reflect current fees.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(12) The Management Fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

(13) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on December 19, 2005.

(14) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

(15) Fees and expenses for this portfolio are estimated for the year ending December 31, 2006.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements. The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE 1 (FOR CONTRACTS ISSUED ON OR AFTER MAY 24, 2005)

                                                 IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                        END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                              ----------------------------------------- -----------------------------------------
FUNDING OPTION                                1 YEAR    3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------                              -------- ---------- --------- ----------- -------- ---------- ---------- ----------
Underlying Fund with Maximum Total Annual
Operating Expenses..........................   $865     $1,410     $1,973     $3,867     $365     $1,110     $1,873     $3,867
Underlying Fund with Minimum Total Annual
Operating Expenses..........................   $712      $954      !,222      $2,412     $212      $654      $1,122     $2,412

EXAMPLE 2 (FOR CONTRACTS ISSUED BEFORE MAY 24, 2005)

                                                 IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                        END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                              ----------------------------------------- -----------------------------------------
FUNDING OPTION                                1 YEAR    3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------                              -------- ---------- --------- ----------- -------- ---------- ---------- ----------
Underlying Fund with Maximum Total Annual
Operating Expenses..........................   $865     $1,510     $2,173     $3,867     $365     $1,110     $1,873     $3,867
Underlying Fund with Minimum Total Annual
Operating Expenses..........................   $712      1,054     $1,422     $2,412     $212      $654      $1,122     $2,412

=================================================================================================================================

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.


                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The unallocated group variable annuity contract is between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

We encourage you to evaluate the fees, expenses, benefits and features of this group annuity contract against those of other investment products, including other group annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

GENERAL

The Contracts described in this prospectus are designed for use only with plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to your choice of one or more Funding Options. Purchase Payments less any applicable premium tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments. While you will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity payments and reserve values will vary in accordance with these factors.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract does not provide your Plan with any additional tax deferral benefits beyond those provided by the Plan. Accordingly, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the TPA at 1-800-519-9117.

UNALLOCATED CONTRACTS

The Contract is issued on an unallocated basis. It is designed for use with certain Plans where the employer has secured the services of a TPA that we have agreed may administer these Contracts. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.

We will issue the Contracts to the Plan sponsor or the Plan trustee. We hold all Purchase Payments under the Contract, as directed by the Contract Owner or its designee. There are no individual accounts under the Contract for individual Participants in the Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is $10,000 annually per Contract.

CREDITING PURCHASE PAYMENTS

We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days of our receipt of the initial Purchase Payment, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive them, if they are received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in the value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

ACCOUNT VALUE

During the Accumulation Period, we determine the Account Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

A few of the Underlying Funds are retail mutual funds which are available outside of a purchase of a variable annuity or variable life insurance product. Their performance will not be identical to the retail fund, because of the Contract charges and expenses that you bear while you hold the Contract.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the investment Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new purchase payment Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Account Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates or administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies". The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information Distribution of the Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information -- Distribution of the Contracts.")

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by 1-800-519-9117 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to participants.

                  FUNDING                                       INVESTMENT                                  INVESTMENT
                   OPTION                                       OBJECTIVE                               ADVISER/SUBADVISER
-------------------------------------------   --------------------------------------------   ---------------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund --       Seeks capital appreciation through stocks.     Capital Research and Management Company
      Class 2
   American Funds Growth Fund --              Seeks capital appreciation through stocks.     Capital Research and Management Company
      Class 2
   American Funds Growth-Income Fund --       Seeks both capital appreciation and income.    Capital Research and Management Company
      Class 2
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund           Seeks long-term capital growth consistent      The Dreyfus Corporation
      Appreciation Portfolio --               with the preservation of capital, with         Subadviser: Fayez Sarofim & Co.
      Initial Shares                          growth of current income is a secondary
                                              objective.
   Dreyfus Variable Investment Fund           Seeks capital growth.                          The Dreyfus Corporation
      Developing Leaders Portfolio --
      Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small-Mid Cap Growth Securities   Seeks long-term capital growth.                Franklin Advisers, Inc.
      Fund -- Class 2
   Templeton Developing Markets Securities    Seeks long-term capital appreciation.          Templeton Asset Management Ltd.
      Fund -- Class 2
   Templeton Foreign Securities Fund --       Seeks long-term capital growth.                Templeton Investment Counsel, LLC
      Class 2                                                                                Subadviser: Franklin Templeton
                                                                                             Investment Management Limited
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service        Seeks long-term growth of capital.             Janus Capital Management LLC
      Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio      Seeks long-term capital appreciation.          Lazard Asset Management LLC
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable Growth and    Seeks reasonable growth and income.            Smith Barney Fund Management LLC
      Income Portfolio
   Legg Mason Partners Variable Premier       Seeks long term capital growth.                Smith Barney Fund Management LLC
      Selections All Cap Growth Portfolio

                  FUNDING                                       INVESTMENT                                  INVESTMENT
                   OPTION                                       OBJECTIVE                               ADVISER/SUBADVISER
-------------------------------------------   --------------------------------------------   ---------------------------------------
LEGG MASON PARTNERS INVESTMENT FUNDS, INC.
   Legg Mason Partners Investment Grade       Seeks a high level of current income as is     Smith Barney Fund Management LLC
      Bond Fund -- Class A                    consistent with prudent investment
                                              management and preservation of capital.
   Legg Mason Partners Small Cap Value        Seeks long-term capital growth. The fund       Smith Barney Fund Management LLC
      Fund -- Class A                         invests in common stocks and other equity
                                              securities of small capitalization U.S.
                                              companies.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All Cap       Seeks capital appreciation through             Salomon Brothers Asset Management Inc
      Portfolio -- Class I                    investments.
   Legg Mason Partners Variable High Yield    Seeks total return, consistent with the        Salomon Brothers Asset Management Inc
      Bond Portfolio -- Class I               preservation of capital.
   Legg Mason Partners Variable Investors     Seeks long term growth of capital.             Salomon Brothers Asset Management Inc
      Portfolio -- Class I                    Secondarily seeks current income. The Fund
                                              normally invests in common stocks of
                                              established companies.
   Legg Mason Partners Variable Total         Seeks above average income (compared to a      Salomon Brothers Asset Management Inc
      Return Portfolio -- Class I             portfolio invested entirely in equity
                                              securities). Secondarily seeks growth of
                                              capital and income.
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Legg Mason Partners Variable               Seeks long-term appreciation of capital.       Smith Barney Fund Management LLC
      Appreciation Portfolio
   Legg Mason Partners Variable Diversified   Seeks high current income.                     Smith Barney Fund Management LLC
      Strategic Income Portfolio                                                             Subadviser: Citigroup Asset Management
                                                                                             Ltd.
   Legg Mason Partners Variable Equity        Seeks Investment results that, before          TIMCO Asset Management Inc
      Index Portfolio -- Class II             expenses, correspond to the price and yield
                                              performance of the S&P 500 Index. The fund
                                              will hold substantially all of the stocks in
                                              the S&P 500 Index, with comparable economic
                                              sector weightings, market capitalization and
                                              liquidity.
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
   III, INC.
   Legg Mason Partners Variable Adjustable    Seeks high current income and to limit the     Smith Barney Fund Management LLC
      Rate Income Portfolio                   degree of fluctuation of its net asset value
                                              resulting from movements in interest rates.
   Legg Mason Partners Variable Aggressive    Seeks long-term capital appreciation.          Smith Barney Fund Management LLC
      Growth Portfolio
   Legg Mason Partners Variable Large Cap     Seeks long term growth of capital.             Smith Barney Fund Management LLC
      Growth Portfolio
   Legg Mason Partners Variable Money         Seeks to maximize current income consistent    Smith Barney Fund Management LLC
      Market Portfolio                        with preservation of capital.
   Legg Mason Partners Variable Social        Seeks long term capital appreciation and       Smith Barney Fund Management LLC
      Awareness Stock Portfolio               retention of net investment income.
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Legg Mason Partners Variable Small Cap     Seeks long term capital growth. Dividend, if   Smith Barney Fund Management LLC
      Growth Opportunities Portfolio          any, is incidental to the goal.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio -- Class VC    Seeks long-term growth of capital and income   Lord,Abbett & Co. LLC
                                              without excessive fluctuations in market
                                              value.
   Mid-Cap Value Portfolio -- Class VC        Seeks capital appreciation through             Lord,Abbett & Co. LLC
                                              investments, primarily in equity securities,
                                              which are believed to be undervalued in the
                                              marketplace.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio --    Seeks growth of capital.                       Met Investors Advisory LLC
      Class A                                                                                Subadviser: Batterymarch Financial
                                                                                             Management, Inc.
   Federated High Yield Portfolio --          Seeks high current income.                     Met Investors Advisory LLC
      Class A                                                                                Subadviser: Federated Investment
                                                                                             Management Company

                  FUNDING                                       INVESTMENT                                  INVESTMENT
                   OPTION                                       OBJECTIVE                               ADVISER/SUBADVISER
------------------------------------------    --------------------------------------------   ---------------------------------------
  Harris Oakmark International Portfolio     Seeks long-term capital appreciation.          Met Investors Advisory LLC
     -- Class A                                                                             Subadviser: Harris Associates L.P.
  Janus Capital Appreciation Portfolio --    Seeks capital appreciation.                    Met Investors Advisory LLC
     Class A                                                                                Subadviser: Janus Capital Management LLC
  Lord Abbett Bond Debenture Portfolio --    Seeks high current income and the              Met Investors Advisory LLC
     Class A                                 opportunity for capital appreciation to        Subadviser: Lord, Abbett & Co. LLC
                                             produce a high total return.
  Lord Abbett Growth and Income Portfolio    Seeks growth of capital and current income     Met Investors Advisory LLC
     -- Class B                              without excessive fluctuations in the market   Subadviser: Lord, Abbett & Co. LLC
                                             value.
  Mercury Large-Cap Core Portfolio --        Seeks long-term capital growth.                Met Investors Advisory LLC
     Class A                                                                                Subadviser: Merrill Lynch Investment
                                                                                            Managers, L.P.
  Met/AIM Capital Appreciation Portfolio     Seeks capital appreciation.                    Met Investors Advisory LLC
     -- Class A                                                                             Subadviser: AIM Capital Management, Inc.
  MFS(R) Value Portfolio -- Class A          Seeks capital appreciation and reasonable      Met Investors Advisory LLC
                                             income.                                        Subadviser: Massachusetts Financial
                                                                                            Services Company
  Neuberger Berman Real Estate Portfolio     Seeks to provide total return through          Met Investors Advisory LLC
     -- Class A                              investment in real estate securities,          Subadviser: Neuberger Berman
                                             emphasizing both capital appreciation and      Management, Inc.
                                             current income
  Pioneer Fund Portfolio -- Class A          Seeks reasonable income and capital growth.    Met Investors Advisory LLC
                                                                                            Subadviser: Pioneer Investment
                                                                                            Management, Inc.
  Pioneer Strategic Income Portfolio --      Seeks a high level of current income.          Met Investors Advisory LLC
     Class A                                                                                Subadviser: Pioneer Investment
                                                                                            Management, Inc.
METLIFE INVESTMENT FUNDS
  MetLife Investment Diversified Bond Fund   Seeks to provide maximum long-term total       MetLife Investment Funds Management LLC
     -- Class I                              return (capital appreciation and income) by    Subadviser(s): Western Asset Management
                                             investing primarily in fixed income            Company; Wellington Management Company
                                             securities.                                    LLP: SSgA Funds Management, Inc.
  MetLife Investment International Stock     Seeks to provide maximum long-term total       MetLife Investment Funds Management LLC
     Fund -- Class I                         return (capital appreciation and income) by    Subadviser(s): Alliance Capital
                                             investing primarily in common stocks of        Management L.P.; Oechsle International
                                             established non-U.S. companies.                Advisors LLC; and SSgA Funds
                                                                                            Management, Inc.
  MetLife Investment Large Company Stock     Seeks to provide maximum long-term total       MetLife Investment Funds Management LLC
     Fund -- Class I                         return (capital appreciation and income) by    Subadviser(s): Wellington Management
                                             investing primarily in common stocks of        Company; Smith Barney Fund Management
                                             well-established companies.                    LLC, and SSgA Funds Management, Inc.
  MetLife Investment Small Company Stock     Seeks to provide maximum long-term total       MetLife Investment Funds Management LLC
     Fund -- Class I                         return (capital appreciation and income) by    Subadviser(s): Delaware Management
                                             investing primarily in common stocks of        Company; OFI Institutional Management,
                                             small companies.                               Inc.; and SSgA Funds Management, Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth Portfolio --   Seeks maximum capital appreciation.            MetLife Advisers LLC
     Class D                                                                                Subadviser: BlackRock Advisors, Inc.
  BlackRock Bond Income Portfolio --         Seeks competitive total return primarily       MetLife Advisers LLC
     Class A                                 from investing in fixed-income securities.     Subadviser: BlackRock Advisors, Inc.
  FI Large Cap Portfolio -- Class A          Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                            Subadviser: Fidelity Management &
                                                                                            Research Company

  FI Value Leaders Portfolio -- Class D      Seeks long-term growth of capital.             MetLife Advisers, LLC :Subadviser:
                                                                                            Fidelity Management & Research Company

                  FUNDING                                       INVESTMENT                                  INVESTMENT
                   OPTION                                       OBJECTIVE                               ADVISER/SUBADVISER
------------------------------------------    --------------------------------------------   ---------------------------------------
   MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through         MetLife Advisers, LLC
                                              investment in a diversified portfolio.         Subadviser: Massachusetts Financial
                                                                                             Services Company
   T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital and,         MetLife Advisers, LLC
      -- Class B                              secondarily, dividend income.                  Subadviser: T. Rowe Price
   Western Asset Management U.S. Government   Seeks to maximize total return consistent      Associates Inc.
      Portfolio -- Class A                    with preservation of capital and               MetLife Advisers, LLC Subadviser:
                                              maintenance of liquidity.                      Western Asset Management Company
ASSET ALLOCATION PORTFOLIOS
   MetLife Aggressive Allocation Portfolio    Seeks growth of capital.                       MetLife Advisers, LLC
   -- Class B
   MetLife Conservative Allocation            Seeks a high level of current income, with     MetLife Advisers, LLC
   Portfolio -- Class B                       growth of capital as a secondary objective.
   MetLife Conservative to Moderate           Seeks high total return in the form of         MetLife Advisers, LLC
   Allocation Portfolio -- Class B            income and growth of capital, with a greater
                                              emphasis on income.
   MetLife Moderate Allocation Portfolio      Seeks a balance between a high level of        MetLife Advisers, LLC
   -- Class B                                 current income and growth of capital, with a
                                              greater emphasis on growth of capital.
   MetLife Moderate to Aggressive             Seeks growth of capital.                       MetLife Advisers, LLC
   Allocation Portfolio -- Class B
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio -- Administrative   Seeks maximum total return, consistent with    Pacific Investment Management
      Class                                   preservation of capital and prudent            Company LLC
                                              investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund --          Seeks capital appreciation.                    Putnam Investment Management, LLC
      Class IB
TEMPLETON GROWTH FUND, INC. -- CLASS A        Seeks long-term capital growth.                Franklin Advisers, Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
   Van Kampen Life Investment Trust           Seeks capital growth and income through        Van Kampen Asset Management
      Comstock Portfolio Class II             investments in equity securities, including
                                              common stocks, preferred stocks and
                                              securities convertible into common and
                                              preferred stocks.
   Van Kampen Life Investment Trust           Seeks capital appreciation.                    Van Kampen Asset Management
      Emerging Growth Portfolio Class II
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -- Service     Seeks long-term capital appreciation.          Fidelity Management & Research Company
      Class 2
   VIP Mid Cap Portfolio -- Service           Seeks long-term growth of capital.             Fidelity Management & Research Company
      Class 2


ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. of the or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

                    CHARGES AND DEDUCTIONS UNDER THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      o the ability for you to make withdrawals and surrenders under the Contracts;

      o  the death benefit paid on the death of a Participant;

      o  the available Funding Options and related programs; and

      o  administration of the annuity options available under the Contracts.

Costs and expenses we incur include:

      o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

      o sales and marketing expenses including commission payments to your sales agent; and

      o  other costs of doing business.

Risks we assume include:

      o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

      o that the amount of the Death Benefit will be greater than the contract value; and

      o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for premium taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which Plan assets are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which purchase payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan participants, the aggregate of all Plan participant account values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).

SALES LOADS

Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon withdrawal, the Company will charge a maximum surrender charge of 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the fifth Contract Year. The surrender charge schedule is:

                           CONTRACT YEAR
    -----------------------------------------------
      GREATER THAN OR EQUAL TO      BUT LESS THAN        SURRENDER CHARGE
    ----------------------------  -----------------    --------------------
               0 years                 1 years                  5%
               1 year                  2 years                  4%
               2 years                 3 years                  3%
               3 years                 4 years                  2%
               4 years                 5 years                  1%
              5+ years                                          0%

For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:

                           CONTRACT YEAR
    -----------------------------------------------
      GREATER THAN OR EQUAL TO      BUT LESS THAN        SURRENDER CHARGE
    ----------------------------  -----------------    --------------------
               0 years                 2 years                  5%
               2 years                 4 years                  4%
               4 years                 6 years                  3%
               6 years                 8 years                  2%
              8+ years                                          0%

The surrender charge can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the surrender charges, the Company will take into account:

     (a) the size of plan assets and the expected amount of annual contributions, and

     (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

     (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

     (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

Except as noted below, the surrender charge will not be assessed for withdrawals made under the following circumstances:

   o retirement (as defined by the terms of your Plan and consistent with IRS rules)

   o  separation from service/severance from employment

   o  loans (if available in your Plan)

   o  hardship (as defined by the Code)

   o  Death

   o annuitization under this Contract or another contract issued by us (if the option elected provides payments based on life expectancy or a fixed term payment of at least five years)

   o  disability as defined in Code section 72(m)(7)

   o  minimum required distributions (generally at age 70 1/2)

   o  return of Excess Plan Contributions

   o  transfers to an employer stock fund

   o  certain Plan expenses as mutually agreed upon

The surrender charge will apply to allowable distributions made to highly compensated employees of Plan with less than fifty participants until after the fifth Contract Year.

DAILY ASSET CHARGE

This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to your Contract will depend on the expected level of aggregate Contract assets during your first Contract Year. Below are the variations of the charge based on different levels of expected aggregate contract assets:

             AGGREGATE CONTRACT ASSETS            DAILY ASSET CHARGE
         ---------------------------------     ------------------------
                 $0 -- $499,999.99                      1.50%
              $500,000 -- $999,999.99                   1.30%
            $1,000,000 -- $1,999,999.99                 1.20%
            $2,000,000 -- $2,999,999.99                 1.10%
            $3,000,000 -- $3,999,999.99                 1.00%
                $4,000,000 and over                     0.85%

The mortality risk portion compensates the Company for guaranteeing to provide Annuity payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Annuity Commencement Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses we incur include:

      o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

      o  sales, commission and marketing expenses, and

      o  other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although variable Annuity payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

                   CONTRACT YEAR
 ---------------------------------------------------
   GREATER THAN OR EQUAL TO       BUT LESS THAN          WITHDRAWAL CHARGE
 ----------------------------- ---------------------  -------------------------
           0 years                   1 years                     5%
           1 years                   2 years                     4%
           2 years                   3 years                     3%
           3 years                   4 years                     2%
           4 years                   5 years                     1%
           5+ years                                              0%

For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

                   CONTRACT YEAR
 ---------------------------------------------------
   GREATER THAN OR EQUAL TO       BUT LESS THAN          WITHDRAWAL CHARGE
 ----------------------------- ---------------------  -------------------------
           0 years                   2 years                     5%
           2 years                   4 years                     4%
           4 years                   6 years                     3%
           6 years                   8 years                     2%
           8+ years                                              0%

Please refer to Payment Options for a description of this benefit.

FUNDING OPTION CHARGES

There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or cash values for payment to the Contract Owner and/or the TPA for Plan-related expenses. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                                    TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS OF CASH VALUE BETWEEN FUNDING OPTIONS

Subject to the limitations described below, you may transfer all or part of your Cash Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the New York Stock Exchange will be processed based on the value(s) next computed on the next business day.

Cash Values may generally be transferred from the Funding Option(s) to the Fixed Account at any time. No transfers will be allowed between the Fixed Account and any Competing Fund. Cash Values previously transferred from the Fixed Account to a non-competing Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. We reserve the right to limit the number of transfers and percentage of Cash Value to be transferred from the Fixed Account to the Funding Options and to Contracts not issued by us. The minimum limitation on the number of transfers would be one in any six-month period. Where permitted by state law, we reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Cash Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the underlying funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield underlying funds (i.e., the American Funds Global Growth Fund, Dreyfus Variable Investment Fund Developing Leaders Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Small Cap Value Fund, Legg Mason Partners Variable High Yield Bond Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Pioneer Strategic Income Portfolio, MetLife Investment International Stock Fund, MetLife Investment Small Company Stock Fund, Putnam VT Small Cap Value Fund, and Templeton Growth Fund, Inc. -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Fund to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

   o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Your TPA has its own standards with regard to monitoring transfer activity in the Monitored Portfolios and how subsequent transfer activity will be restricted once those standards are triggered. These standards and subsequent trading restrictions may be more or less restrictive than ours and presently include restrictions on non-Monitored Portfolios. The differences in monitoring standards and restrictions are due to systems limitation and may change from time to time as those systems are upgraded.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those underlying funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Funds promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchase payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Fund (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Fund.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Fund, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner. You should read the Underlying Fund prospectuses for more details.

TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US

You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by us. Such transfers may be subject to a sales or surrender charge, as described in the Contract.

TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US

Under specific conditions, we may allow you to transfer to this Contract the Contract value of other group annuity contracts we have issued to you or to transfer amounts from this Contract to another Contract issued by us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales or surrender charge may apply, as described in the new Contract.

TRANSFERS FROM CONTRACTS NOT ISSUED BY US

Under specific conditions, when authorized by the state insurance department, we may credit a Plan up to 4% of the amount transferred to us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before the Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

The trust of a Section 401(k) plan may not generally distribute amounts attributable to employer contributions prior to the employee's retirement, death, disability or severance from employment. (See "Federal Tax
Considerations").

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

We issue only the Contract. Where we refer to "you," we are referring to the Contract Owner. The Annuitant, generally a Plan Participant, is the individual upon whose life the Maturity Date and the amount of monthly Annuity payments depend.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.

BENEFICIARY

At Your direction, Participants name the beneficiary in a Written Request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the Participant. If more than one beneficiary survives the Participant, they will share equally in benefits unless we receive other instructions, by Written Request before the death of the Participant.

Unless an irrevocable beneficiary has been named, Participants generally have the right to change any beneficiary by Written Request during the lifetime of the Participant and while the Contract continues.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFITS PRIOR TO THE ANNUITY COMMENCEMENT DATE

DEATH BENEFITS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS.

If provided by the Contract, in the event the Participant dies before the selected Annuity Commencement Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Cash Value of the amount attributable to the Participant or (b) the total Purchase Payments made under the Contract attributable to that Participant, less any applicable premium tax and prior surrenders not previously deducted and any outstanding loan balance as of the date we receive Due Proof of Death.

The death benefit amount is determined in the same manner as with an allocated contract, subject to the Plan providing the Company with required information about participant contributions, withdrawals, outstanding loan amounts, and any other required information.

If the Participant dies on or after age 75 and before the Annuity Commencement Date, we will pay the Beneficiary, the Cash Value attributable to the Participant less any applicable premium tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date we receive Due Proof of Death.

We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Cash Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the Cash Value and total Purchase Payments attributable to the Participant under the Contract.

The death benefit may be taken by the Beneficiary in one of three ways: 1) in a single sum, in which case payment will be made within seven days of our receipt of Due Proof of Death, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or 3); applied to a lifetime Annuity.

We must receive a Written Request electing the distribution of proceeds in the form of an Annuity option within one year after the death. The Beneficiary may choose to have Annuity payments made on a variable basis, fixed basis, or a combination of the two.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE (ANNUITY COMMENCEMENT DATE)

Under the Contract, you can direct us to make regular income payments to Participants ("Annuity payments"). You can choose the month and the year in which those payments begin ("Annuity Commencement Date"). You can also choose among income plans (annuity options). While the Participant is alive, the selection can be changed any time up to the Annuity Commencement Date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity payments are made. Not all options may be available in all states.

You may direct us to annuitize amounts attributable to a Participant at any time after you purchase the Contract. Certain annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect for Participants to receive Annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity payments begin, you have not made an election, we will apply the applicable cash value to provide an annuity funded by the same funding options selected during the accumulation period. At least 30 days before the Annuity Commencement Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity payments begin. We use an Annuity Unit to measure the dollar value of an Annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT

Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3.0%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3.0%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS

The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment.

FIXED ANNUITY

A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity payment will be calculated as described under "Amount of First Payment." All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

      o  the Participant's name, address, date of birth, social security number;

      o  the amount to be distributed;

      o  the annuity option which is to be purchased;

      o  the date the annuity option payments are to begin;

      o if the form of the annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you; and

      o  any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the Participant as long as we are notified by Written Request while the Participant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the Written Request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the Written Request.

MISSTATEMENT

If an Annuitant's sex or age was misstated, all benefits of this Contract are what the Cash Values would have purchased on the date of issue at the current sex and age.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under your Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you or the TPA also may elect to have the Cash Surrender Value attributable to a Participant applied to provide a variable annuity, a fixed annuity, or a combination of both. If no election is made to the contrary, the Cash Surrender Value will provide an annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You or the TPA, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision Transfers of Cash Value Between Funding Options, in order to reallocate the basis on which Annuity payments will be determined. Once Annuity payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Option 1 -- Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity payment; and

     (b)  is

          1.   the number of Annuity Units represented by each payment; times

          2.   the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the Annuity Commencement Date under this option; and

     (b)  is the dollar amount of Annuity payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period -- We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, we will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity payments as may be mutually agreed upon by you and us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for a Fixed Period" where the payments are made on a variable basis.

At any time after annuitization and before death, a participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

CONTRACT TERMINATION

You may discontinue this Contract by Written Request at any time for any reason. Because the Contracts are designed only for use with Plans where the employer has secured the services of a TPA we have agreed may administer the Contract, if You choose to terminate the TPA's services, You must also terminate the Contract.

We reserve the right to discontinue this Contract if:

      o the Cash Value of the Contract is less than the termination amount stated in Your Contract; or

      o we determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

      o  we receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive your Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

      o  accept no further payments for this Contract; and

      o  pay you the Cash Surrender Value of the Funding Options; and

      o  pay you the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, we will distribute the Cash Surrender Value to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options, that began before the date of discontinuance. In certain states we may be required to pay you the Account Value.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MetLife of CT Separate Account QPN for Variable Annuities was established on December 26, 1995 and is exempt from registration with the SEC pursuant to
Section 3(c)(11) the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the separate account that are not registered with the SEC.

We hold the assets of the separate account for the exclusive and separate benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or to offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restrictions. These options are noted as such in your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in your Contract.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Funding Option. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to the Participant's (for purposes of this section, referred to as "You") investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters may be contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code

Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS

To the extent permitted under Federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

The rules for state and local income taxes may differ from the Federal income tax rules. Contract Owners and prospective contract owners of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

All IRAs, TSAs (ERISA and non-ERISA) ss.457(b), ss.403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter "Qualified Plans" unless otherwise specified) receive tax deferral under the Code. Although there are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits such as the availability of a guaranteed income for life.

KEOGH A Keogh plan is generally a qualified retirement plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under IRAs. However, there may be some differences: consult your tax advisor.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide You with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for You or offer to do so at Your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE ANNUITANT'S DEATH: Upon the death of the Annuitant (a plan participant) of a Qualified Contract, the participant's remaining interest in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Alternative rules permit a spousal beneficiary under a qualified contract to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

DESIGNATED ROTH ACCOUNTS FOR 403(b) PLANS AND 401(k) PLANS

     Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans ("collectively the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, on or about May 15, 2006, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract or to a Contract issued under a 401(k) program under the following conditions:

     1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

     4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     6. If permitted under the federal tax law, we may permit both pre-tax contributions under a Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate section 401(k) Contract to accept designated Roth 401(k) contributions.

     7. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

     Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

     The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

          o The employer must permit contributions under a pre-tax 403(b) or pre-tax 401 (k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.

          o Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+catch-up) as well as contribution limits that apply under the Plan.

          o In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, hardship withdrawals only with respect to contributions, if permitted under the Plan).

          o If the amounts have been held under any Designated Roth Account of a participant for at least five years, and are made on account of death, disability, or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distribution").

          o Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

          o Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For Qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59(1)/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

HURRICANE RELIEF

DISTRIBUTIONS

Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

LOANS

Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year.
Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company has entered into a selling agreement with Smith Barney, a member of the NASD. Applications for the Contract are solicited by registered representatives who are associated persons of Smith Barney. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Smith Barney is paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Account Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Account Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Contract.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the Commission, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the contracts.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Accumulation unit values with Separate Account charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges. "Number of units outstanding at end of year" includes units in contracts funded by Separate Account QPN which are not registered.


                         SEPARATE ACCOUNT CHARGES 0.85%

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                               YEAR      OF YEAR       END OF YEAR      END OF YEAR
------------------                                                         -------- -------------- --------------- -----------------
   Capital Appreciation Fund (8/96) .....................................    2005       2.092           2.452           5,664,971

   Templeton Growth Fund, Inc. -- Class A (8/96) ........................    2005       2.199           2.358           4,464,912

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B (5/04) ......    2005       1.081           1.121           8,536,045

   AllianceBernstein Large-Cap Growth Portfolio -- Class B (6/01) .......    2005       0.789           0.899             552,065

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/04) ..........................    2005       1.108           1.254             438,114

   Growth Fund -- Class 2 Shares (5/04) .................................    2005       1.091           1.257           2,719,316

   Growth-Income Fund -- Class 2 Shares (5/04) ..........................    2005       1.082           1.136           1,404,509

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (9/00) ...................    2005       1.302           1.318           2,512,085

   CitiStreet International Stock Fund -- Class I (7/00) ................    2005       0.825           0.938           2,191,780

   CitiStreet Large Company Stock Fund -- Class I (7/01) ................    2005       0.984           1.041           2,311,268

   CitiStreet Small Company Stock Fund -- Class I (9/00) ................    2005       1.146           1.219           2,052,379

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03) ....................    2005       1.654           1.757             984,660

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                               YEAR      OF YEAR       END OF YEAR      END OF YEAR
------------------                                                         -------- -------------- --------------- -----------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares (7/98) .......    2005       1.062           1.099           2,693,587

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (6/98) ........................................................    2005       1.366           1.433           6,866,674

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/01) ........................................................    2005       0.991           1.030             547,033

   Mutual Shares Securities Fund -- Class 2 Shares (5/03) ...............    2005       1.344           1.473             373,491

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03) ........................................................    2005       1.797           2.271             951,217

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04) ...........    2005       1.156           1.263           1,980,292

Greenwich Street Series Fund
   Appreciation Portfolio (8/98) ........................................    2005       1.278           1.321           3,288,155

   Diversified Strategic Income Portfolio (8/98) ........................    2005       1.304           1.326             805,864

   Equity Index Portfolio -- Class II Shares (5/04) .....................    2005       1.087           1.124          10,945,884

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00) .................    2005       0.767           0.853             872,657

   Mid Cap Growth Portfolio -- Service Shares (5/00) ....................    2005       0.461           0.512           5,073,291

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03) .........................    2005       1.527           1.575             136,457

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04) ...................................    2005       1.110           1.137             993,167

   Mid-Cap Value Portfolio (5/04) .......................................    2005       1.164           1.250           1,375,488

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                               YEAR      OF YEAR       END OF YEAR      END OF YEAR
------------------                                                         -------- -------------- --------------- -----------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04) .............    2005       1.078           1.130           1,297,609

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01) ................    2005       1.238           1.257           3,822,666

Putnam Variable Trust
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01) .............    2005       1.644           1.745           2,019,651

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (9/98) .......................................    2005       1.925           1.986           2,464,434

   High Yield Bond Fund -- Class I (7/98) ...............................    2005       1.540           1.585             989,355

   Investors Fund -- Class I (10/98) ....................................    2005       1.460           1.543           3,792,254

   Total Return Fund -- Class I (10/98) .................................    2005       1.277           1.308           3,589,832

Smith Barney Investment Funds Inc.
   Smith Barney Investment Grade Bond Fund -- Class A (9/96) ............    2005       1.810           1.828           2,348,916

Smith Barney Investment Series
   Smith Barney Growth and Income Portfolio (5/01) ......................    2005       0.986           1.016             242,145

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01) ......    2005       0.885           0.933           2,762,821

Smith Barney Investments Funds Inc.
   Smith Barney Small Cap Value Fund -- Class A (5/01) ..................    2005       1.633           1.726           1,585,184

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/04) ............................    2005       1.077           1.161           5,985,605

   Convertible Securities Portfolio (5/04) ..............................    2005       1.039           1.034             100,140

   Disciplined Mid Cap Stock Portfolio (8/98) ...........................    2005       2.210           2.463             767,505

   Equity Income Portfolio (10/96) ......................................    2005       1.928           1.997           1,630,993

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                               YEAR      OF YEAR       END OF YEAR      END OF YEAR
------------------                                                         -------- -------------- --------------- -----------------
   Federated High Yield Portfolio (11/96) ...............................    2005       1.255           1.276             556,442

   Large Cap Portfolio (9/96) ...........................................    2005       1.582           1.705           2,593,839

   Mercury Large Cap Core Portfolio (6/98) ..............................    2005       0.932           1.035             471,059

   MFS(R) Mid Cap Growth Portfolio (6/01) ...............................    2005       0.599           0.612           6,394,866

   MFS(R) Total Return Portfolio (8/96) .................................    2005       2.011           2.052           5,188,386

   MFS(R) Value Portfolio (5/04) ........................................    2005       1.126           1.189             653,670

   Mondrian International Stock Portfolio (9/96) ........................    2005       1.270           1.379           3,528,909

   Pioneer Fund Portfolio (5/03) ........................................    2005       1.346           1.414              25,965

   Pioneer Strategic Income Portfolio (9/96) ............................    2005       1.576           1.620             263,744

   Strategic Equity Portfolio (9/96) ....................................    2005       1.672           1.692           1,663,546

   Travelers Quality Bond Portfolio (7/97) ..............................    2005       1.432           1.443           1,733,864

   U.S. Government Securities Portfolio (5/04) ..........................    2005       1.056           1.093           3,000,711

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares (9/03) .........    2005       1.004           1.019              72,513

   Smith Barney Aggressive Growth Portfolio (5/00) ......................    2005       0.947           1.048          18,236,317

   Smith Barney Large Capitalization Growth Portfolio (10/98) ...........    2005       1.601           1.670           2,830,511

   Smith Barney Money Market Portfolio (6/98) ...........................    2005       1.150           1.172          22,818,645

   Social Awareness Stock Portfolio (5/04) ..............................    2005       1.087           1.125             929,941

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03) .........................    2005       1.463           1.510             397,785

   Emerging Growth Portfolio -- Class II Shares (5/01) ..................    2005       0.728           0.777             171,825

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                               YEAR      OF YEAR       END OF YEAR      END OF YEAR
------------------                                                         -------- -------------- --------------- -----------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01) .........    2005       1.128           1.173             957,414

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (6/01) ....................    2005       1.219           1.409           1,941,620

   Mid Cap Portfolio -- Service Class 2 (5/01) ..........................    2005       1.560           1.825           3,900,831

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                               YEAR      OF YEAR       END OF YEAR      END OF YEAR
------------------                                                         -------- -------------- --------------- -----------------
   Capital Appreciation Fund (8/96) .....................................    2005       1.979           2.304          18,563,953

   Templeton Growth Fund, Inc. -- Class A (8/96) ........................    2005       2.080           2.216          11,556,208

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B (5/04) ......    2005       1.076           1.109          17,734,860

   AllianceBernstein Large-Cap Growth Portfolio -- Class B (6/01) .......    2005       0.771           0.872             951,877

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/04) ..........................    2005       1.103           1.240           1,313,171

   Growth Fund -- Class 2 Shares (5/04) .................................    2005       1.086           1.243           3,980,066

   Growth-Income Fund -- Class 2 Shares (5/04) ..........................    2005       1.077           1.123           3,195,600

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (9/00) ...................    2005       1.266           1.273           3,182,118

   CitiStreet International Stock Fund -- Class I (7/00) ................    2005       0.801           0.905           2,670,171

   CitiStreet Large Company Stock Fund -- Class I (7/01) ................    2005       0.962           1.011           2,780,772

   CitiStreet Small Company Stock Fund -- Class I (9/00) ................    2005       1.114           1.177           3,525,701

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03) ....................    2005       1.636           1.727           1,777,079

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares (7/98) .......    2005       1.018           1.046           7,060,613

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (6/98) ........................................................    2005       1.309           1.364          10,977,038

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                               YEAR      OF YEAR       END OF YEAR      END OF YEAR
------------------                                                         -------- -------------- --------------- -----------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/01) ........................................................    2005       0.968           0.999           1,259,582

   Mutual Shares Securities Fund -- Class 2 Shares (5/03) ...............    2005       1.329           1.448             656,050

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03) ........................................................    2005       1.778           2.232           1,283,293

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04) ...........    2005       1.151           1.249           1,807,817

Greenwich Street Series Fund
   Appreciation Portfolio (8/98) ........................................    2005       1.225           1.259          15,966,366

   Diversified Strategic Income Portfolio (8/98) ........................    2005       1.251           1.264             724,864

   Equity Index Portfolio -- Class II Shares (5/04) .....................    2005       1.082           1.112           7,573,568

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00) .................    2005       0.744           0.822           1,901,939

   Mid Cap Growth Portfolio -- Service Shares (5/00) ....................    2005       0.447           0.493          13,988,779

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03) .........................    2005       1.511           1.548             543,026

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04) ...................................    2005       1.105           1.124           3,330,405

   Mid-Cap Value Portfolio (5/04) .......................................    2005       1.159           1.236           1,383,348

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04) .............    2005       1.073           1.118             648,860

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01) ................    2005       1.209           1.220           5,904,054

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                               YEAR      OF YEAR       END OF YEAR      END OF YEAR
------------------                                                         -------- -------------- --------------- -----------------
Putnam Variable Trust
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01) .............    2005       1.605           1.693           3,969,603

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (9/98) .......................................    2005       1.847           1.893           3,614,900

   High Yield Bond Fund -- Class I (7/98) ...............................    2005       1.476           1.509           2,108,663

   Investors Fund -- Class I (10/98) ....................................    2005       1.403           1.472           6,896,463

   Total Return Fund -- Class I (10/98) .................................    2005       1.226           1.248           5,007,135

Smith Barney Investment Funds Inc.
   Smith Barney Investment Grade Bond Fund -- Class A (9/96) ............    2005       1.713           1.718           4,635,064

Smith Barney Investment Series
   Smith Barney Growth and Income Portfolio (5/01) ......................    2005       0.963           0.985             366,742

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01) ......    2005       0.864           0.905           2,534,642

Smith Barney Investments Funds Inc.
   Smith Barney Small Cap Value Fund -- Class A (5/01) ..................    2005       1.594           1.674           1,291,992

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/04) ............................    2005       1.073           1.149          12,161,921

   Convertible Securities Portfolio (5/04) ..............................    2005       1.035           1.023              95,656

   Disciplined Mid Cap Stock Portfolio (8/98) ...........................    2005       2.120           2.348           2,488,257

   Equity Income Portfolio (10/96) ......................................    2005       1.826           1.879           3,967,894

   Federated High Yield Portfolio (11/96) ...............................    2005       1.497           1.513             947,377

   Large Cap Portfolio (9/96) ...........................................    2005       1.497           1.603           5,659,374

   Mercury Large Cap Core Portfolio (6/98) ..............................    2005       0.893           0.986           1,240,345

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                               YEAR      OF YEAR       END OF YEAR      END OF YEAR
------------------                                                         -------- -------------- --------------- -----------------
   MFS(R) Mid Cap Growth Portfolio (6/01) ...............................    2005       0.586           0.595          17,380,444

   MFS(R) Total Return Portfolio (8/96) .................................    2005       1.902           1.929          13,700,725

   MFS(R) Value Portfolio (5/04) ........................................    2005       1.121           1.176             447,743

   Mondrian International Stock Portfolio (9/96) ........................    2005       1.202           1.296           6,053,891

   Pioneer Fund Portfolio (5/03) ........................................    2005       1.331           1.390             197,581

   Pioneer Strategic Income Portfolio (9/96) ............................    2005       1.492           1.523           1,386,236

   Strategic Equity Portfolio (9/96) ....................................    2005       1.582           1.590           5,030,438

   Travelers Quality Bond Portfolio (7/97) ..............................    2005       1.364           1.365           3,374,701

   U.S. Government Securities Portfolio (5/04) ..........................    2005       1.052           1.081           7,031,317

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares (9/03) .........    2005       0.996           1.004             322,199

   Smith Barney Aggressive Growth Portfolio (5/00) ......................    2005       0.919           1.010          32,284,111

   Smith Barney Large Capitalization Growth Portfolio (10/98) ...........    2005       1.537           1.593           4,410,403

   Smith Barney Money Market Portfolio (6/98) ...........................    2005       1.102           1.116          31,824,576

   Social Awareness Stock Portfolio (5/04) ..............................    2005       1.082           1.113           1,999,728

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03) .........................    2005       1.447           1.484           1,039,939

   Emerging Growth Portfolio -- Class II Shares (5/01) ..................    2005       0.711           0.754             891,392

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01) .........    2005       1.101           1.138           1,240,390

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (6/01) ....................    2005       1.191           1.368           4,316,893

   Mid Cap Portfolio -- Service Class 2 (5/01) ..........................    2005       1.523           1.771           5,275,586

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund -- Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund -- Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio -- Class B, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor Growth Opportunities Fund -- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth-Income Fund -- Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, the PBHG Funds: PBHG Growth Fund -- Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio -- Service Shares, and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

                                           APPENDIX B -- ADDITIONAL INFORMATION REGARDING
                                                        THE UNDERLYING FUNDS
====================================================================================================================================
                                       ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS:

UNDERLYING FUND NAME CHANGES

                        FORMER NAME                                                             NEW NAME
------------------------------------------------------------    --------------------------------------------------------------------
CITISTREET FUNDS, INC.                                          MET INVESTMENT FUNDS, INC.
   CitiStreet Diversified Bond Fund -- Class I                     MetLife Investment Diversified Bond Fund -- Class I
   CitiStreet International Stock Fund -- Class I                  MetLife Investment International Stock Fund -- Class I
   CitiStreet Large Company Stock Fund -- Class I                  MetLife Investment Large Company Stock Fund -- Class I
   CitiStreet Small Company Stock Fund -- Class I                  MetLife Investment Small Company Stock Fund -- Class I
GREENWICH STREET SERIES FUND                                    LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                          Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                          Legg Mason Partners Variable Diversified Strategic Income
   Equity Index Portfolio -- Class I                               Legg Mason Partners Variable Equity Index Portfolio -- Class II
SALOMON BROTHERS VARIABLE SERIES FUNDS INC                      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC
   Salomon Brothers Variable All Cap Fund -- Class I               Legg Mason Partners Variable All Cap Portfolio -- Class 1
   Salomon Brothers Variable High Yield Bond Fund -- Class I       Legg Mason Partners Variable High Yield Bond Portfolio -- Class I
   Salomon Brothers Variable Investors Fund -- Class I             Legg Mason Partners Variable Investors Portfolio -- Class 1
   Salomon Brothers Variable Total Return Fund -- Class I          Legg Mason Partners Variable Total Return Portfolio -- Class 1
SMITH BARNEY INVESTMENT FUNDS INC.                              LEGG MASON PARTNERS INVESTMENT FUNDS, INC.
   Smith Barney Investment Grade Bond Fund                         Legg Mason Partners Investment Grade Bond Fund
   Smith Barney Small Cap Value Fund                               Legg Mason Partners Small Cap Value Fund
SMITH BARNEY INVESTMENT SERIES                                  LEGG MASON PARTNERS INVESTMENT SERIES
   Smith Barney Growth and Income Portfolio                        Legg Mason Partners Variable Growth and Income Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio        Legg Mason Partners Variable Premium Selections All Cap Growth
TRAVELERS SERIES FUND INC.                                            Portfolio
   SB Adjustable Rate Income Portfolio                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Smith Barney Aggressive Growth Portfolio                        Legg Mason Partners Variable Adjustable Rate Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio              Legg Mason Partners Variable Aggressive Growth Portfolio
   Social Awareness Stock Portfolio                                Legg Mason Partners Variable Large Cap Growth Portfolio
   Smith Barney Money Market Portfolio                             Legg Mason Partners Variable Social Awareness Stock Portfolio
VARIABLE ANNUITY PORTFOLIOS                                        Legg Mason Partners Variable Money Market Portfolio
   Smith Barney Small Cap Growth Opportunities                  LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
                                                                   Legg Mason Partners Small Cap Growth Opportunities Portfolio.

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with and into the new Underlying Funds.

                   FORMER UNDERLYING FUND                                                 NEW UNDERLYING FUND
------------------------------------------------------------    --------------------------------------------------------------------
                                                                     Met Investors Series Trust
     Capital Appreciation Fund                                       Janus Capital Appreciation Portfolio -- Class A
  TRAVELERS SERIES TRUST                                          MET INVESTORS SERIES TRUST
     Disciplined Mid Cap Stock Portfolio                             Batterymarch Mid-Cap Stock Portfolio -- Class A
     Federated High Yield Portfolio                                  Federated High Yield Portfolio -- Class A
     Mondrian International Stock Portfolio                          Harris Oakmark International Stock Portfolio -- Class A
     Convertible Securities Portfolio                                Lord Abbett Bond Debenture Portfolio Class A
     Mercury Large Cap Core Portfolio                                Mercury Large-Cap Core Portfolio -- Class A
     AIM Capital Appreciation Portfolio                              Met/AIM Capital Appreciation Portfolio -- Class A
     MFS(R) Value Portfolio                                          MFS(R) Value Portfolio -- Class A
     Pioneer Fund Portfolio                                          Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A                   Pioneer Strategic Income Portfolio -- Class A
                                                                  METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                 BlackRock Aggressive Growth Portfolio -- Class D
     Travelers Quality Bond Portfolio                                BlackRock Bond Income Portfolio -- Class A
     Large Cap Portfolio                                             FI Large Cap Portfolio Class A
     Strategic Equity Portfolio Trust                                FI Large Cap Portfolio Class A
     Equity Income Portfolio                                         FI Value Leaders Portfolio -- Class D
     MFS(R) Total Return                                             MFS(R) Total Return Portfolio -- Class F
     U.S. Government Securities Portfolio                            Western Asset Management U.S. Government Portfolio -- Class A

UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were replaced by the former Underlying Funds.

                   FORMER UNDERLYING FUND                                                 NEW UNDERLYING FUND
------------------------------------------------------------    --------------------------------------------------------------------
  OPPENHEIMER VARIABLE ACCOUNT FUNDS                              MET INVESTORS SERIES TRUST
     Oppenheimer Main Street Fund/VA -- Service Shares               Lord Abbett Growth and Income Portfolio -- Class B
  FRANKLIN TEMPLETON VIP TRUST
     Mutual Shares Securities Fund -- Class 2 Shares                 Lord Abbett Growth and Income Portfolio -- Class B
  ALLIANCE BERNSTEIN VARIABLE PRODUCT SERIES FUND                 METROPOLITAN SERIES FUND, INC.
     AllianceBernstein Large Cap Growth Portfolio -- Class B         T. Rowe Price Large Cap Growth Portfolio -- Class B
  JANUS ASPEN SERIES
     Janus Aspen Series Growth and Income Portfolio                  T. Rowe Price Large Cap Growth Portfolio -- Class B
  DELAWARE VIP TRUST
     Delaware VIP REIT Series -- Standard Class                      Neuberger Berman Real Estate Portfolio -- Class A

                                                             APPENDIX C
====================================================================================================================================
                                                 PORTFOLIO LEGAL AND MARKETING NAMES

           SERIES FUND/TRUST                        PORTFOLIO/SERIES                     MARKETING NAME
-----------------------------------    -----------------------------------     ---------------------------------------------
AMERICAN FUNDS INSURANCE SERIES        Global Growth Fund                      American Funds Global Growth Fund

AMERICAN FUNDS INSURANCE SERIES        Growth-Income Fund                      American Funds Growth-Income Fund

AMERICAN FUNDS INSURANCE SERIES        Growth Fund                             American Funds Growth Fund

DREYFUS VARIABLE INVESTMENT FUND       Appreciation Portfolio                  Dreyfus VIF Appreciation Portfolio

DREYFUS VARIABLE INVESTMENT FUND       Developing Leaders Portfolio            Dreyfus VIF Developing Leaders Portfolio

JANUS ASPEN SERIES                     Mid Cap Growth Portfolio                Janus Aspen Series Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND, INC.         FI Large Cap Portfolio                  FI Large Cap Portfolio (Fidelity)

LORD ABBETT SERIES FUND, INC.          Growth and Income Portfolio             Lord Abbett Growth and Income Series Fund -- Class VC

LORD ABBETT SERIES FUND, INC.          Mid-Cap Value Portfolio                 Lord Abbett Mid-Cap Value Series Fund -- Class VC

METROPOLITAN SERIES FUND, INC.         FI Value Leaders Portfolio              FI Value Leaders Portfolio (Fidelity)

PIMCO VARIABLE INSURANCE TRUST         Total Return Portfolio                  PIMCO VIT Total Return Portfolio

REGISTERED FIXED ACCOUNT               Registered Fixed                        Fixed Account

VAN KAMPEN LIFE INVESTMENT TRUST       Van Kampen Life Investment Trust        Van Kampen LIT Comstock Portfolio
                                          Comstock Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST       Van Kampen Life Investment Trust        Van Kampen LIT Emerging Growth Portfolio
                                          Emerging Growth Portfolio
VARIABLE INSURANCE PRODUCTS            Contrafund(R) Portfolio                 Fidelity VIP Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS            Mid Cap Portfolio                       Fidelity VIP Mid Cap Portfolio

                                   APPENDIX D
================================================================================


               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Net Investment Factor
                Money Market Calculation
                Federal Tax Considerations
                Independent Registered Public Accounting Firms
                Condensed Financial Information
                Financial Statements

Copies of the Statement of Additional Information dated August 2, 2006 (Form MIC Book 94) are available without charge. To request a copy, please check the box and complete the coupon found below and mail it to: MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, Hartford, 185 Asylum Street, Connecticut, 06103-3415.



Name:
               -----------------------------------------------------------------
Address:
               -----------------------------------------------------------------


[      ] MIC Book 94

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT
                                   PROSPECTUS













































Book 94                                                           August 2, 2006

                       UNALLOCATED GROUP VARIABLE CONTRACT

                       AND METLIFE RETIREMENT PERSPECTIVES

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                 AUGUST 2, 2006

                                       FOR

            METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
               (THE "SEPARATE ACCOUNT" OR "SEPARATE ACCOUNT QPN")

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Unallocated Group Variable Contract Prospectus dated August 2, 2006 or the MetLife Retirement Perspectives Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut , Annuity Operations and Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling 1-800-233-3591 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY.......................................................   2
PRINCIPAL UNDERWRITER.......................................................   2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........................   3
NET INVESTMENT FACTOR.......................................................   5
MONEY MARKET CALCULATION....................................................   6
FEDERAL TAX CONSIDERATIONS..................................................   6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS..............................   9
CONDENSED FINANCIAL INFORMATION.............................................  10
FINANCIAL STATEMENTS........................................................   1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the State of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account QPN for Variable Annuities (formerly known as The Travelers Separate Account QPN for Variable Annuities) (the "Separate Account") satisfies certain exclusionary provisions and, as such, is not subject to regulation under the Investment Company Act of 1940, as amended (the "1940 Act"). Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MLI Distribution LLC ("MLIDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC UNDERWRITING COMMISSIONS

-------- ---------------------------------- ------------------------------------
          UNDERWRITING COMMISSIONS PAID TO   AMOUNT OF UNDERWRITING COMMISSIONS
YEAR           MLIDLLC BY THE COMPANY               RETAINED BY MLIDLLC
-------- ---------------------------------- ------------------------------------

2005                $132,588,671                             $0
-------- ---------------------------------- ------------------------------------

2004                $132,410, 000                            $0
-------- ---------------------------------- ------------------------------------

2003                $73,223, 000                             $0
-------- ---------------------------------- ------------------------------------


The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.
Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

                              NET INVESTMENT FACTOR

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

          Effective Yield = ((Base Return + 1) to the power of (365 / 7))-1

          Where:

          Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

          AUV Change = Current AUV - Prior AUV.

          Contract Charge Adjustment = Average AUV X Period Charge.

          Average AUV = (Current AUV + Prior AUV) / 2.

          Period Charge = Annual Contract Fee X (7/365).

          Prior AUV = Unit value as of 7 days prior.

          Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

          Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1 of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($4,000 for 2006 ). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1.   ELIGIBLE ROLLOVER DISTRIUBTION FROM QUALIFIED PENSION AND PROFIT-SHARING
     PLANS

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in Section
1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

The financial statements of MetLife of CT Separate Account QPN for Variable Annuities (formerly The Travelers Separate Account QPN for Variable Annuities) as of December 31, 2005 and for the period in the year then ended and MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., PUSH DOWN BASIS OF ACCOUNTING REQUIRED IN CERTAIN LIMITED CIRCUMSTANCES and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, BUSINESS COMBINATIONS) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of MetLife of CT Separate Account QPN for Variable Annuities (formerly Travelers Separate Account QPN for Variable Annuities) for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) and subsidiaries refer to changes in the Company ' s methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                       UNALLOCATED GROUP VARIABLE ANNUITY


                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 1.00%

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  Capital Appreciation Fund (8/96)                                           2005       2.074           2.427           1,985,786

  Templeton Growth Fund, Inc. - Class A (8/96)                               2005       2.180           2.334           1,276,579

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B (5/04)             2005       1.079           1.118           3,780,258

  AllianceBernstein Large-Cap Growth Portfolio - Class B (6/01)              2005       0.785           0.893             131,366

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares (5/04)                                 2005       1.107           1.250             159,813

  Growth Fund - Class 2 Shares (5/04)                                        2005       1.090           1.253             666,910

  Growth-Income Fund - Class 2 Shares (5/04)                                 2005       1.081           1.133             295,088

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I (9/00)                          2005       1.294           1.307           1,241,377

  CitiStreet International Stock Fund - Class I (7/00)                       2005       0.819           0.930             707,055

  CitiStreet Large Company Stock Fund - Class I (7/01)                       2005       0.979           1.034             727,228

  CitiStreet Small Company Stock Fund - Class I (9/00)                       2005       1.138           1.209             681,640

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class (5/03)                           2005       1.649           1.750             225,503

Dreyfus Variable Investment Fund
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/98)               2005       1.053           1.088             958,402

  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/98)         2005       1.354           1.419           2,186,979

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
Franklin Templeton Variable Insurance Products Trust
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (5/01)      2005       0.986           1.022             175,198

  Mutual Shares Securities Fund - Class 2 Shares (5/03)                      2005       1.341           1.467             113,813

  Templeton Developing Markets Securities Fund - Class 2 Shares (5/03)       2005       1.792           2.261             253,272

  Templeton Foreign Securities Fund - Class 2 Shares (5/04)                  2005       1.155           1.260             374,098

Greenwich Street Series Fund
  Appreciation Portfolio (8/98)                                              2005       1.267           1.308           1,768,235

  Diversified Strategic Income Portfolio (8/98)                              2005       1.293           1.313             389,636

  Equity Index Portfolio - Class II Shares (5/04)                            2005       1.086           1.121           3,655,254

Janus Aspen Series
  Growth and Income Portfolio - Service Shares (5/00)                        2005       0.762           0.846             201,434

  Mid Cap Growth Portfolio - Service Shares (5/00)                           2005       0.458           0.508           2,229,221

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/03)                               2005       1.523           1.569              31,901

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/04)                                         2005       1.109           1.134             143,621

  Mid-Cap Value Portfolio (5/04)                                             2005       1.163           1.246             281,105

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares (5/04)                    2005       1.077           1.127             107,951

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class (5/01)                       2005       1.231           1.249           1,219,322

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
Putnam Variable Trust
  Putnam VT Small Cap Value Fund - Class IB Shares (5/01)                    2005       1.635           1.733             498,361

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I (9/98)                                              2005       1.908           1.966             868,168

  High Yield Bond Fund - Class I (7/98)                                      2005       1.527           1.569             500,840

  Investors Fund - Class I (10/98)                                           2005       1.448           1.527           1,787,678

  Total Return Fund - Class I (10/98)                                        2005       1.266           1.295             945,608

Smith Barney Investment Funds Inc.
  Smith Barney Investment Grade Bond Fund - Class A (9/96)                   2005       1.795           1.809             933,988

Smith Barney Investment Series
  Smith Barney Growth and Income Portfolio (5/01)                            2005       0.981           1.008             166,525

  Smith Barney Premier Selections All Cap Growth Portfolio (5/01)            2005       0.880           0.926             954,538

Smith Barney Investments Funds Inc.
  Smith Barney Small Cap Value Fund - Class A (5/01)                         2005       1.624           1.714             619,292

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/04)                                  2005       1.076           1.159           2,507,428

  Convertible Securities Portfolio (5/04)                                    2005       1.038           1.032              19,667

  Disciplined Mid Cap Stock Portfolio (8/98)                                 2005       2.190           2.438             753,909

  Equity Income Portfolio (10/96)                                            2005       1.911           1.977             744,764

  Federated High Yield Portfolio (11/96)                                     2005       1.244           1.263             180,446

  Large Cap Portfolio (9/96)                                                 2005       1.568           1.688           1,031,674

  Mercury Large Cap Core Portfolio (6/98)                                    2005       0.924           1.025             279,862

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  MFS Mid Cap Growth Portfolio (6/01)                                        2005       0.596           0.608           2,726,395

  MFS Total Return Portfolio (8/96)                                          2005       1.993           2.032           1,824,673

  MFS Value Portfolio (5/04)                                                 2005       1.125           1.186             103,300

  Mondrian International Stock Portfolio (9/96)                              2005       1.259           1.365           1,580,619

  Pioneer Fund Portfolio (5/03)                                              2005       1.342           1.409              29,224

  Pioneer Strategic Income Portfolio (9/96)                                  2005       1.563           1.604             151,172

  Strategic Equity Portfolio (9/96)                                          2005       1.658           1.675             743,126

  Travelers Quality Bond Portfolio (7/97)                                    2005       1.420           1.429             470,850

  U.S. Government Securities Portfolio (5/04)                                2005       1.055           1.090           1,242,315

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio - Class I Shares (9/03)                2005       1.002           1.016              15,979

  Smith Barney Aggressive Growth Portfolio (5/00)                            2005       0.940           1.039           8,477,137

  Smith Barney Large Capitalization Growth Portfolio (10/98)                 2005       1.587           1.653           1,164,340

  Smith Barney Money Market Portfolio (6/98)                                 2005       1.140           1.160           7,578,346

  Social Awareness Stock Portfolio (5/04)                                    2005       1.086           1.122             786,605

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares (5/03)                                2005       1.459           1.504             123,915

  Emerging Growth Portfolio - Class II Shares (5/01)                         2005       0.724           0.771             105,805

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio (5/01)               2005       1.122           1.165             302,859

Variable Insurance Products Fund
  Contrafund(R) Portfolio - Service Class 2 (6/01)                           2005       1.212           1.400             560,332
  Mid Cap Portfolio - Service Class 2 (5/01)                                 2005       1.551           1.813           1,006,536

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.10%

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  Capital Appreciation Fund (8/96)                                           2005       2.049           2.395           2,608,147

  Templeton Growth Fund, Inc. - Class A (8/96)                               2005       2.154           2.304           1,336,077

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B (5/04)             2005       1.079           1.116           2,384,922

  AllianceBernstein Large-Cap Growth Portfolio - Class B (6/01)              2005       0.782           0.889             114,706

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares (5/04)                                 2005       1.106           1.248             193,476

  Growth Fund - Class 2 Shares (5/04)                                        2005       1.089           1.251             760,618

  Growth-Income Fund - Class 2 Shares (5/04)                                 2005       1.080           1.131             269,969

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I (9/00)                          2005       1.288           1.300           1,168,856

  CitiStreet International Stock Fund - Class I (7/00)                       2005       0.816           0.925             768,557

  CitiStreet Large Company Stock Fund - Class I (7/01)                       2005       0.976           1.029             741,048

  CitiStreet Small Company Stock Fund - Class I (9/00)                       2005       1.134           1.203             605,340

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class (5/03)                           2005       1.647           1.746             140,767

Dreyfus Variable Investment Fund
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/98)               2005       1.045           1.079             813,561

  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/98)         2005       1.344           1.406           2,067,013

Franklin Templeton Variable Insurance Products Trust
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (5/01)      2005       0.982           1.018             143,940

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  Mutual Shares Securities Fund - Class 2 Shares (5/03)                      2005       1.338           1.463             127,295

  Templeton Developing Markets Securities Fund - Class 2 Shares (5/03)       2005       1.789           2.255             222,669

  Templeton Foreign Securities Fund - Class 2 Shares (5/04)                  2005       1.154           1.258             356,966

Greenwich Street Series Fund
  Appreciation Portfolio (8/98)                                              2005       1.258           1.297             820,628

  Diversified Strategic Income Portfolio (8/98)                              2005       1.284           1.302             438,551

  Equity Index Portfolio - Class II Shares (5/04)                            2005       1.085           1.119           3,095,123

Janus Aspen Series
  Growth and Income Portfolio - Service Shares (5/00)                        2005       0.758           0.841             327,665

  Mid Cap Growth Portfolio - Service Shares (5/00)                           2005       0.455           0.505           1,733,168

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/03)                               2005       1.521           1.564              60,777

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/04)                                         2005       1.108           1.132             219,236

  Mid-Cap Value Portfolio (5/04)                                             2005       1.163           1.244             338,128

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares (5/04)                    2005       1.076           1.125             630,957

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class (5/01)                       2005       1.227           1.243           1,705,402

Putnam Variable Trust
  Putnam VT Small Cap Value Fund - Class IB Shares (5/01)                    2005       1.629           1.725             356,437

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I (9/98)                                              2005       1.895           1.950             639,376

  High Yield Bond Fund - Class I (7/98)                                      2005       1.515           1.556             326,974

  Investors Fund - Class I (10/98)                                           2005       1.438           1.515           1,327,780

  Total Return Fund - Class I (10/98)                                        2005       1.257           1.285             847,170

Smith Barney Investment Funds Inc.
  Smith Barney Investment Grade Bond Fund - Class A (9/96)                   2005       1.773           1.786             681,310

Smith Barney Investment Series
  Smith Barney Growth and Income Portfolio (5/01)                            2005       0.977           1.004             100,725

  Smith Barney Premier Selections All Cap Growth Portfolio (5/01)            2005       0.877           0.922           1,092,142

Smith Barney Investments Funds Inc.
  Smith Barney Small Cap Value Fund - Class A (5/01)                         2005       1.618           1.706             434,125

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/04)                                  2005       1.075           1.157           2,968,643

  Convertible Securities Portfolio (5/04)                                    2005       1.038           1.030               4,083

  Disciplined Mid Cap Stock Portfolio (8/98)                                 2005       2.175           2.418             293,800

  Equity Income Portfolio (10/96)                                            2005       1.889           1.952             432,862

  Federated High Yield Portfolio (11/96)                                     2005       1.237           1.254             182,877

  Large Cap Portfolio (9/96)                                                 2005       1.550           1.666           1,590,378

  Mercury Large Cap Core Portfolio (6/98)                                    2005       0.917           1.016             201,752

  MFS Mid Cap Growth Portfolio (6/01)                                        2005       0.594           0.606           2,249,747

  MFS Total Return Portfolio (8/96)                                          2005       1.969           2.005           1,678,168

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  MFS Value Portfolio (5/04)                                                 2005       1.124           1.184              61,968

  Mondrian International Stock Portfolio (9/96)                              2005       1.244           1.347           1,473,661

  Pioneer Fund Portfolio (5/03)                                              2005       1.340           1.405               1,689

  Pioneer Strategic Income Portfolio (9/96)                                  2005       1.544           1.583              63,143

  Strategic Equity Portfolio (9/96)                                          2005       1.638           1.653           1,034,040

  Travelers Quality Bond Portfolio (7/97)                                    2005       1.406           1.413             634,782

  U.S. Government Securities Portfolio (5/04)                                2005       1.054           1.088             675,839

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio - Class I Shares (9/03)                2005       1.001           1.013              36,771

  Smith Barney Aggressive Growth Portfolio (5/00)                            2005       0.936           1.033           5,498,618

  Smith Barney Large Capitalization Growth Portfolio (10/98)                 2005       1.576           1.640           1,432,693

  Smith Barney Money Market Portfolio (6/98)                                 2005       1.131           1.150           7,627,058

  Social Awareness Stock Portfolio (5/04)                                    2005       1.085           1.121             198,485

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares (5/03)                                2005       1.457           1.500             168,513

  Emerging Growth Portfolio - Class II Shares (5/01)                         2005       0.721           0.768             153,746

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio (5/01)               2005       1.117           1.159             279,994

Variable Insurance Products Fund
  Contrafund<< Portfolio - Service Class 2 (6/01)                            2005       1.208           1.393             365,063

  Mid Cap Portfolio - Service Class 2 (5/01)                                 2005       1.546           1.804             822,976

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.20%

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  Capital Appreciation Fund (8/96)                                           2005       2.037           2.379           7,188,629

  Templeton Growth Fund, Inc. - Class A (8/96)                               2005       2.141           2.288           5,056,111

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B (5/04)             2005       1.078           1.114           8,419,713

  AllianceBernstein Large-Cap Growth Portfolio - Class B (6/01)              2005       0.779           0.885             280,013

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares (5/04)                                 2005       1.106           1.246             495,772

  Growth Fund - Class 2 Shares (5/04)                                        2005       1.088           1.249           2,335,414

  Growth-Income Fund - Class 2 Shares (5/04)                                 2005       1.080           1.129             848,868

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I (9/00)                          2005       1.283           1.294           2,132,297

  CitiStreet International Stock Fund - Class I (7/00)                       2005       0.812           0.920           1,967,663

  CitiStreet Large Company Stock Fund - Class I (7/01)                       2005       0.972           1.025           1,662,132

  CitiStreet Small Company Stock Fund - Class I (9/00)                       2005       1.129           1.196           2,194,715

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class (5/03)                           2005       1.644           1.741             563,321

Dreyfus Variable Investment Fund
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/98)               2005       1.039           1.071           3,623,348

  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/98)         2005       1.336           1.397           6,052,230

Franklin Templeton Variable Insurance Products Trust
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (5/01)      2005       0.978           1.013             796,382

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  Mutual Shares Securities Fund - Class 2 Shares (5/03)                      2005       1.336           1.460             295,550

  Templeton Developing Markets Securities Fund - Class 2 Shares (5/03)       2005       1.787           2.249             650,950

  Templeton Foreign Securities Fund - Class 2 Shares (5/04)                  2005       1.153           1.256           1,280,071

Greenwich Street Series Fund
  Appreciation Portfolio (8/98)                                              2005       1.250           1.288           4,989,250

  Diversified Strategic Income Portfolio (8/98)                              2005       1.276           1.293             770,196

  Equity Index Portfolio - Class II Shares (5/04)                            2005       1.085           1.117           8,117,520

Janus Aspen Series
  Growth and Income Portfolio - Service Shares (5/00)                        2005       0.755           0.836             536,216

  Mid Cap Growth Portfolio - Service Shares (5/00)                           2005       0.453           0.502           4,621,566

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/03)                               2005       1.518           1.560             225,118

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/04)                                         2005       1.108           1.130             936,476

  Mid-Cap Value Portfolio (5/04)                                             2005       1.162           1.242           1,068,892

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares (5/04)                    2005       1.075           1.123           1,017,937

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class (5/01)                       2005       1.222           1.237           3,700,080

Putnam Variable Trust
  Putnam VT Small Cap Value Fund - Class IB Shares (5/01)                    2005       1.623           1.717           1,257,929

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I (9/98)                                              2005       1.884           1.937           1,952,120

  High Yield Bond Fund - Class I (7/98)                                      2005       1.506           1.545           1,378,708

  Investors Fund - Class I (10/98)                                           2005       1.430           1.505           4,900,506

  Total Return Fund - Class I (10/98)                                        2005       1.250           1.276           2,583,391

Smith Barney Investment Funds Inc.
  Smith Barney Investment Grade Bond Fund - Class A (9/96)                   2005       1.763           1.773           2,887,081

Smith Barney Investment Series
  Smith Barney Growth and Income Portfolio (5/01)                            2005       0.974           0.999             240,286

  Smith Barney Premier Selections All Cap Growth Portfolio (5/01)            2005       0.873           0.917           3,037,270

Smith Barney Investments Funds Inc.
  Smith Barney Small Cap Value Fund - Class A (5/01)                         2005       1.612           1.698           1,517,390

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/04)                                  2005       1.075           1.155           8,956,855

  Convertible Securities Portfolio (5/04)                                    2005       1.037           1.028             130,864

  Disciplined Mid Cap Stock Portfolio (8/98)                                 2005       2.162           2.402             992,780

  Equity Income Portfolio (10/96)                                            2005       1.878           1.938           2,002,181

  Federated High Yield Portfolio (11/96)                                     2005       1.230           1.246             954,262

  Large Cap Portfolio (9/96)                                                 2005       1.541           1.655           2,976,270

  Mercury Large Cap Core Portfolio (6/98)                                    2005       0.911           1.009             706,664

  MFS Mid Cap Growth Portfolio (6/01)                                        2005       0.592           0.603           6,955,206

  MFS Total Return Portfolio (8/96)                                          2005       1.958           1.991           6,335,268

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  MFS Value Portfolio (5/04)                                                 2005       1.124           1.182             352,618

  Mondrian International Stock Portfolio (9/96)                              2005       1.236           1.338           3,900,613

  Pioneer Fund Portfolio (5/03)                                              2005       1.338           1.401              63,532

  Pioneer Strategic Income Portfolio (9/96)                                  2005       1.535           1.572             333,790

  Strategic Equity Portfolio (9/96)                                          2005       1.628           1.642           2,148,959

  Travelers Quality Bond Portfolio (7/97)                                    2005       1.398           1.404           1,800,862

  U.S. Government Securities Portfolio (5/04)                                2005       1.054           1.086           2,874,712

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio - Class I Shares (9/03)                2005       0.999           1.011             133,365

  Smith Barney Aggressive Growth Portfolio (5/00)                            2005       0.932           1.028          19,883,127

  Smith Barney Large Capitalization Growth Portfolio (10/98)                 2005       1.567           1.629           3,006,425

  Smith Barney Money Market Portfolio (6/98)                                 2005       1.125           1.143          22,223,914

  Social Awareness Stock Portfolio (5/04)                                    2005       1.085           1.119             951,069

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares (5/03)                                2005       1.454           1.496             413,091

  Emerging Growth Portfolio - Class II Shares (5/01)                         2005       0.719           0.764             249,686

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio (5/01)               2005       1.113           1.154             755,078

Variable Insurance Products Fund
  Contrafund(R) Portfolio - Service Class 2 (6/01)                           2005       1.203           1.387           1,744,856

  Mid Cap Portfolio - Service Class 2 (5/01)                                 2005       1.540           1.796           3,005,479

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  Capital Appreciation Fund (8/96)                                           2005       2.012           2.348          38,316,442

  Templeton Growth Fund, Inc. - Class A (8/96)                               2005       2.115           2.258          24,634,141

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B (5/04)             2005       1.077           1.112          36,883,407

  AllianceBernstein Large-Cap Growth Portfolio - Class B (6/01)              2005       0.777           0.880           1,525,982

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares (5/04)                                 2005       1.105           1.244           3,061,076

  Growth Fund - Class 2 Shares (5/04)                                        2005       1.087           1.247           6,122,667

  Growth-Income Fund - Class 2 Shares (5/04)                                 2005       1.079           1.127           7,466,608

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I (9/00)                          2005       1.277           1.287           3,882,252

  CitiStreet International Stock Fund - Class I (7/00)                       2005       0.809           0.915           2,592,729

  CitiStreet Large Company Stock Fund - Class I (7/01)                       2005       0.969           1.020           2,796,737

  CitiStreet Small Company Stock Fund - Class I (9/00)                       2005       1.124           1.190           3,793,677

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class (5/03)                           2005       1.641           1.736           4,078,473

Dreyfus Variable Investment Fund
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/98)               2005       1.031           1.062          15,118,185

  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/98)         2005       1.326           1.385          19,865,885

Franklin Templeton Variable Insurance Products Trust
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (5/01)      2005       0.975           1.008           2,633,975

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  Mutual Shares Securities Fund - Class 2 Shares (5/03)                      2005       1.334           1.456           1,527,395

  Templeton Developing Markets Securities Fund - Class 2 Shares (5/03)       2005       1.784           2.244           3,342,105

  Templeton Foreign Securities Fund - Class 2 Shares (5/04)                  2005       1.153           1.253           3,915,005

Greenwich Street Series Fund
  Appreciation Portfolio (8/98)                                              2005       1.241           1.278          18,272,296

  Diversified Strategic Income Portfolio (8/98)                              2005       1.267           1.283           2,087,820

  Equity Index Portfolio - Class II Shares (5/04)                            2005       1.084           1.115          18,631,913

Janus Aspen Series
  Growth and Income Portfolio - Service Shares (5/00)                        2005       0.751           0.832           2,980,527

  Mid Cap Growth Portfolio - Service Shares (5/00)                           2005       0.451           0.499          21,940,688

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/03)                               2005       1.516           1.556           1,138,203

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/04)                                         2005       1.107           1.128           5,215,295

  Mid-Cap Value Portfolio (5/04)                                             2005       1.161           1.240           2,999,591

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares (5/04)                    2005       1.075           1.122           2,995,331

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class (5/01)                       2005       1.218           1.231          10,959,074

Putnam Variable Trust
  Putnam VT Small Cap Value Fund - Class IB Shares (5/01)                    2005       1.617           1.709           9,127,513

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I (9/98)                                              2005       1.871           1.921           6,618,937

  High Yield Bond Fund - Class I (7/98)                                      2005       1.495           1.532           4,744,978

  Investors Fund - Class I (10/98)                                           2005       1.420           1.493          12,985,232

  Total Return Fund - Class I (10/98)                                        2005       1.241           1.266          10,113,092

Smith Barney Investment Funds Inc.
  Smith Barney Investment Grade Bond Fund - Class A (9/96)                   2005       1.742           1.750           8,590,975

Smith Barney Investment Series
  Smith Barney Growth and Income Portfolio (5/01)                            2005       0.970           0.994             491,009

  Smith Barney Premier Selections All Cap Growth Portfolio (5/01)            2005       0.870           0.913           9,943,374

Smith Barney Investments Funds Inc.
  Smith Barney Small Cap Value Fund - Class A (5/01)                         2005       1.606           1.690           2,379,898

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/04)                                  2005       1.074           1.153          23,814,110

  Convertible Securities Portfolio (5/04)                                    2005       1.036           1.027             304,578

  Disciplined Mid Cap Stock Portfolio (8/98)                                 2005       2.147           2.383           3,951,037

  Equity Income Portfolio (10/96)                                            2005       1.856           1.914          10,972,268

  Federated High Yield Portfolio (11/96)                                     2005       1.522           1.540           2,050,790

  Large Cap Portfolio (9/96)                                                 2005       1.522           1.633          13,723,565

  Mercury Large Cap Core Portfolio (6/98)                                    2005       0.905           1.001           2,421,732

  MFS Mid Cap Growth Portfolio (6/01)                                        2005       0.590           0.600          33,812,297

  MFS Total Return Portfolio (8/96)                                          2005       1.934           1.965          28,235,691

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  MFS Value Portfolio (5/04)                                                 2005       1.123           1.180             864,629

  Mondrian International Stock Portfolio (9/96)                              2005       1.222           1.321          13,209,353

  Pioneer Fund Portfolio (5/03)                                              2005       1.336           1.397             148,629

  Pioneer Strategic Income Portfolio (9/96)                                  2005       1.517           1.552           3,067,805

  Strategic Equity Portfolio (9/96)                                          2005       1.609           1.620          10,796,465

  Travelers Quality Bond Portfolio (7/97)                                    2005       1.384           1.389           7,481,341

  U.S. Government Securities Portfolio (5/04)                                2005       1.053           1.084          13,518,079

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio - Class I Shares (9/03)                2005       0.998           1.009             217,008

  Smith Barney Aggressive Growth Portfolio (5/00)                            2005       0.927           1.022          56,480,312

  Smith Barney Large Capitalization Growth Portfolio (10/98)                 2005       1.556           1.616           7,794,578

  Smith Barney Money Market Portfolio (6/98)                                 2005       1.116           1.133          57,921,096

  Social Awareness Stock Portfolio (5/04)                                    2005       1.084           1.117           4,049,355

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares (5/03)                                2005       1.452           1.492           2,172,690

  Emerging Growth Portfolio - Class II Shares (5/01)                         2005       0.716           0.761           1,410,013

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio (5/01)               2005       1.109           1.149           2,324,426

Variable Insurance Products Fund
  Contrafund(R) Portfolio - Service Class 2 (6/01)                           2005       1.199           1.381           7,904,103

  Mid Cap Portfolio - Service Class 2 (5/01)                                 2005       1.534           1.788          12,661,665

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, which is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was substituted for the Travelers Series Trust: AIM Capital Appreciation Portfolio, which is no longer available as a funding option.

On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was substituted for the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, which is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was substituted fo the Greenwich Street Series Fund: Appreciation Porfolio, which is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was substituted for the Greenwich Street Series Fund: Appreciation Porfolio, which is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was substituted for the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, which is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was substituted for the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares, which is no longer available as a funding option.

On 02/25/2005. the PBHG Funds: PBHG Growth Fund - Adivsor Class was substituted for the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, which is no longer available as a funding option.

On 02/25/2005. the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was substituted for the Travelers Series Trust: Pioneer Strategic Income Portfolio, which is no longer available as a funding option.

On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was substituted for the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, which is no longer available as a funding option.

On 02/25/2005. the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was substituted for the Travelers Series Trust: U.S. Government Securities Portfolio, which is no longer available as a funding option.

                         METLIFE RETIREMENT PERSPECTIVES


                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 1.05%

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  Capital Appreciation Fund (8/96)                                           2005       2.055           2.403          12,688,088

  High Yield Bond Trust (5/05)                                               2005       1.000           1.027              33,163

  Managed Assets Trust (7/05)                                                2005       1.000           1.020                 687

  Templeton Growth Fund, Inc. - Class A (8/96)                               2005       2.160           2.312          12,503,502

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B (5/04)             2005       1.079           1.117          15,298,337

  AllianceBernstein Large-Cap Growth Portfolio - Class B (6/01)              2005       0.784           0.891             701,232

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares (5/04)                                 2005       1.107           1.249           1,714,430

  Growth Fund - Class 2 Shares (5/04)                                        2005       1.089           1.252           4,593,446

  Growth-Income Fund - Class 2 Shares (5/04)                                 2005       1.081           1.132           2,637,066

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class (5/03)                           2005       1.648           1.748           2,024,577

Dreyfus Variable Investment Fund
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/98)               2005       1.048           1.082           7,266,079

  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/98)         2005       1.348           1.411           9,756,914

Franklin Templeton Variable Insurance Products Trust
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (5/01)      2005       0.984           1.020           1,308,829

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  Mutual Shares Securities Fund - Class 2 Shares (5/03)                      2005       1.339           1.465           1,251,284

  Templeton Developing Markets Securities Fund - Class 2 Shares (5/03)       2005       1.791           2.258           1,023,100

  Templeton Foreign Securities Fund - Class 2 Shares (5/04)                  2005       1.154           1.259           1,768,543

Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares (5/04)                            2005       1.086           1.120           4,272,521

Janus Aspen Series
  Growth and Income Portfolio - Service Shares (5/00)                        2005       0.760           0.843           1,618,158

  Mid Cap Growth Portfolio - Service Shares (5/00)                           2005       0.457           0.506           7,806,415

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/03)                               2005       1.522           1.567             857,129

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/04)                                         2005       1.109           1.133           2,199,998

  Mid-Cap Value Portfolio (5/04)                                             2005       1.163           1.245           1,295,656

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares (5/04)                    2005       1.076           1.126             941,212

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class (6/05)                        2005       1.000           0.987              18,203

  Total Return Portfolio - Administrative Class (5/01)                       2005       1.229           1.246           6,621,264

Putnam Variable Trust
  Putnam VT Small Cap Value Fund - Class IB Shares (5/01)                    2005       1.632           1.729           6,121,699

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I (9/98)                                              2005       1.900           1.957           1,800,138

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  High Yield Bond Fund - Class I (7/98)                                      2005       1.520           1.561           2,995,011

  Investors Fund - Class I (10/98)                                           2005       1.442           1.520           7,022,960

  Total Return Fund - Class I (10/98)                                        2005       1.261           1.289           3,777,557

Smith Barney Investment Funds Inc.
  Smith Barney Investment Grade Bond Fund - Class A (9/96)                   2005       1.778           1.792           3,809,655

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/04)                                  2005       1.076           1.158           9,062,661

  Convertible Securities Portfolio (5/04)                                    2005       1.038           1.031              71,636

  Disciplined Mid Cap Stock Portfolio (8/98)                                 2005       2.181           2.427           1,519,196

  Equity Income Portfolio (10/96)                                            2005       1.894           1.958           3,968,226

  Federated High Yield Portfolio (11/96)                                     2005       1.553           1.576           1,046,954

  Large Cap Portfolio (9/96)                                                 2005       1.554           1.672           4,511,968

  Managed Allocation Series: Aggressive Portfolio (7/05)                     2005       1.000           1.055              49,605

  Managed Allocation Series: Conservative Portfolio (5/05)                   2005       1.000           1.021                 462

  Managed Allocation Series: Moderate Portfolio (6/05)                       2005       1.000           1.047             860,019

  Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)            2005       1.000           1.069             144,197

  Managed Allocation Series: Moderate-Conservative Portfolio (6/05)          2005       1.000           1.029              63,237

  Mercury Large Cap Core Portfolio (6/98)                                    2005       0.919           1.019           1,383,683

  MFS Mid Cap Growth Portfolio (6/01)                                        2005       0.595           0.607           9,205,299

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  MFS Total Return Portfolio (8/96)                                          2005       1.975           2.012          12,047,206

  MFS Value Portfolio (5/04)                                                 2005       1.125           1.185             318,855

  Mondrian International Stock Portfolio (9/96)                              2005       1.247           1.352           3,792,098

  Pioneer Fund Portfolio (5/03)                                              2005       1.341           1.407              88,057

  Pioneer Mid Cap Value Portfolio (5/05)                                     2005       1.000           1.063               5,991

  Pioneer Strategic Income Portfolio (9/96)                                  2005       1.548           1.589           1,340,815

  Strategic Equity Portfolio (9/96)                                          2005       1.642           1.658           3,369,597

  Style Focus Series: Small Cap Growth Portfolio (9/05)                      2005       1.000           1.009                  --

  Style Focus Series: Small Cap Value Portfolio (9/05)                       2005       1.000           1.009                  --

  Travelers Quality Bond Portfolio (7/97)                                    2005       1.410           1.418           3,632,916

  U.S. Government Securities Portfolio (5/04)                                2005       1.055           1.089           6,293,284

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio - Class I Shares (9/03)                2005       1.001           1.014             219,777

  Smith Barney Aggressive Growth Portfolio (5/00)                            2005       0.938           1.036          14,743,073

  Smith Barney Large Capitalization Growth Portfolio (10/98)                 2005       1.581           1.646           3,665,017

  Smith Barney Money Market Portfolio (6/98)                                 2005       1.135           1.154          24,875,204

  Social Awareness Stock Portfolio (5/04)                                    2005       1.086           1.121             732,770

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares (5/03)                                2005       1.458           1.502           1,227,435

  Emerging Growth Portfolio - Class II Shares (5/01)                         2005       0.723           0.770           1,494,335

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio (5/01)               2005       1.119           1.162           1,493,870

Variable Insurance Products Fund
  Contrafund(R) Portfolio - Service Class 2 (6/01)                           2005       1.210           1.397           4,874,481

  Mid Cap Portfolio - Service Class 2 (5/01)                                 2005       1.549           1.809           6,508,859

                         CONDENSED FINANCIAL INFORMATION


                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  Capital Appreciation Fund (8/96)                                           2005       2.012           2.348          38,316,442

  High Yield Bond Trust (5/05)                                               2005       1.000           1.026              15,746

  Managed Assets Trust (7/05)                                                2005       1.000           1.019              51,467

  Templeton Growth Fund, Inc. - Class A (8/96)                               2005       2.115           2.258          24,634,141

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B (5/04)             2005       1.077           1.112          36,883,407

  AllianceBernstein Large-Cap Growth Portfolio - Class B (6/01)              2005       0.777           0.880           1,525,982

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares (5/04)                                 2005       1.105           1.244           3,061,076

  Growth Fund - Class 2 Shares (5/04)                                        2005       1.087           1.247           6,122,667

  Growth-Income Fund - Class 2 Shares (5/04)                                 2005       1.079           1.127           7,466,608

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class (5/03)                           2005       1.641           1.736           4,078,473

Dreyfus Variable Investment Fund
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/98)               2005       1.031           1.062          15,118,185

  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (6/98)         2005       1.326           1.385          19,865,885

Franklin Templeton Variable Insurance Products Trust
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (5/01)      2005       0.975           1.008           2,633,975

  Mutual Shares Securities Fund - Class 2 Shares (5/03)                      2005       1.334           1.456           1,527,395

  Templeton Developing Markets Securities Fund - Class 2 Shares (5/03)       2005       1.784           2.244           3,342,105

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  Templeton Foreign Securities Fund - Class 2 Shares (5/04)                  2005       1.153           1.253           3,915,005

Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares (5/04)                            2005       1.084           1.115          18,631,913

Janus Aspen Series
  Growth and Income Portfolio - Service Shares (5/00)                        2005       0.751           0.832           2,980,527

  Mid Cap Growth Portfolio - Service Shares (5/00)                           2005       0.451           0.499          21,940,688

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/03)                               2005       1.516           1.556           1,138,203

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/04)                                         2005       1.107           1.128           5,215,295

  Mid-Cap Value Portfolio (5/04)                                             2005       1.161           1.240           2,999,591

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares (5/04)                    2005       1.075           1.122           2,995,331

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class (6/05)                        2005       1.000           0.986              19,599

  Total Return Portfolio - Administrative Class (5/01)                       2005       1.218           1.231          10,959,074

Putnam Variable Trust
  Putnam VT Small Cap Value Fund - Class IB Shares (5/01)                    2005       1.617           1.709           9,127,513

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I (9/98)                                              2005       1.871           1.921           6,618,937

  High Yield Bond Fund - Class I (7/98)                                      2005       1.495           1.532           4,744,978

  Investors Fund - Class I (10/98)                                           2005       1.420           1.493          12,985,232

  Total Return Fund - Class I (10/98)                                        2005       1.241           1.266          10,113,092

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
Smith Barney Investment Funds Inc.
  Smith Barney Investment Grade Bond Fund - Class A (9/96)                   2005       1.742           1.750           8,590,975

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/04)                                  2005       1.074           1.153          23,814,110

  Convertible Securities Portfolio (5/04)                                    2005       1.036           1.027             304,578

  Disciplined Mid Cap Stock Portfolio (8/98)                                 2005       2.147           2.383           3,951,037

  Equity Income Portfolio (10/96)                                            2005       1.856           1.914          10,972,268

  Federated High Yield Portfolio (11/96)                                     2005       1.522           1.540           2,050,790

  Large Cap Portfolio (9/96)                                                 2005       1.522           1.633          13,723,565

  Managed Allocation Series: Aggressive Portfolio (7/05)                     2005       1.000           1.054              81,093

  Managed Allocation Series: Conservative Portfolio (5/05)                   2005       1.000           1.020               4,644

  Managed Allocation Series: Moderate Portfolio (6/05)                       2005       1.000           1.045             145,433

  Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)            2005       1.000           1.068             514,701

  Managed Allocation Series: Moderate-Conservative Portfolio (6/05)          2005       1.000           1.027               1,991

  Mercury Large Cap Core Portfolio (6/98)                                    2005       0.905           1.001           2,421,732

  MFS Mid Cap Growth Portfolio (6/01)                                        2005       0.590           0.600          33,812,297

  MFS Total Return Portfolio (8/96)                                          2005       1.934           1.965          28,235,691

  MFS Value Portfolio (5/04)                                                 2005       1.123           1.180             864,629

  Mondrian International Stock Portfolio (9/96)                              2005       1.222           1.321          13,209,353

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
  Pioneer Fund Portfolio (5/03)                                              2005       1.336           1.397             148,629

  Pioneer Mid Cap Value Portfolio (5/05)                                     2005       1.000           1.061               5,766

  Pioneer Strategic Income Portfolio (9/96)                                  2005       1.517           1.552           3,067,805

  Strategic Equity Portfolio (9/96)                                          2005       1.609           1.620          10,796,465

  Style Focus Series: Small Cap Growth Portfolio (9/05)                      2005       1.000           1.008               8,832

  Style Focus Series: Small Cap Value Portfolio (9/05)                       2005       1.000           1.009                 341

  Travelers Quality Bond Portfolio (7/97)                                    2005       1.384           1.389           7,481,341

  U.S. Government Securities Portfolio (5/04)                                2005       1.053           1.084          13,518,079

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio - Class I Shares (9/03)                2005       0.998           1.009             217,008

  Smith Barney Aggressive Growth Portfolio (5/00)                            2005       0.927           1.022          56,480,312

  Smith Barney Large Capitalization Growth Portfolio (10/98)                 2005       1.556           1.616           7,794,578

  Smith Barney Money Market Portfolio (6/98)                                 2005       1.116           1.133          57,921,096

  Social Awareness Stock Portfolio (5/04)                                    2005       1.084           1.117           4,049,355

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares (5/03)                                2005       1.452           1.492           2,172,690

  Emerging Growth Portfolio - Class II Shares (5/01)                         2005       0.716           0.761           1,410,013

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio (5/01)               2005       1.109           1.149           2,324,426

Variable Insurance Products Fund
  Contrafund(R) Portfolio - Service Class 2 (6/01)                           2005       1.199           1.381           7,904,103

                         CONDENSED FINANCIAL INFORMATION

                                                                                      UNIT VALUE                    NUMBER OF UNITS
                                                                                     AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                                 YEAR      OF YEAR       END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- -------- -------------- --------------- -----------------
Mid Cap Portfolio - Service Class 2 (5/01)                                   2005       1.534           1.788          12,661,665


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, which is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was substituted for the Travelers Series Trust: AIM Capital Appreciation Portfolio, which is no longer available as a funding option.

On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was substituted for the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, which is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was substituted for the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, which is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was substituted for the American Funds Insuranace Series:
Growth - Income Fund - Class 2 Shares, which is no longer available as a funding option.

On 02/25/2005. the PBHG Funds: PBHG Growth Fund - Adivsor Class was substituted for the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, which is no longer available as a funding option.

On 02/25/2005. the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was substituted for the Travelers Series Trust: Pioneer Strategic Income Portfolio, which is no longer available as a funding option.

On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was substituted for the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, which is no longer available as a funding option.

On 02/25/2005. the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was substituted for the Travelers Series Trust: U.S. Government Securities Portfolio, which is no longer available as a funding option.

On 04/29/2005, Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares was substituted for the Travelers Series Trust: Large Cap Portfolio, which is no longer available as a funding option.

On 04/29/2005, Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares was substituted for the Franklin Templeton Variable Insuranc Products Trust: Templeton Foreign Securities Fund - Class 2, which is no longer available as a funding option.

On 04/29/2005, Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio - Service Class 2 was substituted for the Salomon Brothers Variable Series Funds, Inc: All Cap Fund - Class I, which is no longer available as a funding option.

                       UNALLOCATED GROUP VARIABLE CONTRACT

                       AND METLIFE RETIREMENT PERSPECTIVES



                       STATEMENT OF ADDITIONAL INFORMATION


            METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES



                         GROUP VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



























Form MIC-Book 94-95                                               August 2, 2006